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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-09223

                      Pioneer Strategic Income Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  September 30

Date of reporting period:  December 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Strategic Income Fund

 Schedule of Investments  12/31/11 (unaudited)

 Principal

 Amount ($)

 Floating

 Rate (d)

 (unaudited)

 S&P/Moody's

 Ratings

 (unaudited)

 Value

 CONVERTIBLE CORPORATE BONDS - 4.6%

 Energy - 0.6%

 Coal & Consumable Fuels - 0.3%

 10,962,000

 CCC+ / B2

 James River Coal Co., 3.125%, 3/15/18

 $

 6,440,175

 11,527,000

 BB- / NR

 Massey Energy Co., 3.25%, 8/1/15

 10,648,066

 $

 17,088,241

 Oil & Gas Equipment & Services - 0.1%

 7,145,000

 BB / NR

 Exterran Holdings, Inc., 4.25%, 6/15/14

 $

 6,341,188

 Oil & Gas Exploration & Production - 0.1%

 3,990,000

 BB+ / Ba3

 Chesapeake Energy Corp., 2.5%, 5/15/37

 $

 3,556,088

 4,600,000

 BB+ / Ba3

 Chesapeake Energy Corp., 2.25%, 12/15/38

 3,795,000

 $

 7,351,088

 Total Energy

 $

 30,780,517

 Materials - 0.2%

 Diversified Metals & Mining - 0.2%

 9,900,000

 BB / NR

 Vedanta Resources Jersey, Ltd., 5.5%, 7/13/16

 $

 8,068,500

 Forest Products - 0.0%

 2,800,000

 NR / Caa1

 Sino Forest Corp., 5.0%, 8/1/13 (144A)

 $

 728,000

 5,015,000

 NR / Caa1

 Sino-Forest Corp., 5.0%, 8/1/13

 1,303,900

 $

 2,031,900

 Total Materials

 $

 10,100,400

 Capital Goods - 0.6%

 Construction & Farm Machinery & Heavy Trucks - 0.4%

 6,235,000

 NR / NR

 Greenbrier Companies, Inc., 3.5%, 4/1/18

 $

 6,040,156

 12,250,000

 B / B1

 Navistar International Corp., 3.0%, 10/15/14

 13,199,375

 $

 19,239,531

 Electrical Component & Equipment - 0.2%

 13,615,000

 B / B2

 General Cable Corp., 4.5%, 11/15/29

 $

 12,883,194

 Total Capital Goods

 $

 32,122,725

 Health Care Equipment & Services - 0.9%

 Health Care Equipment - 0.6%

 12,027,000

 BB+ / NR

 Hologic, Inc., 2.0%, 12/15/37

 $

 13,154,531

 20,545,000

 NR / NR

 NuVasive, Inc., 2.75%, 7/1/17

 14,972,169

 $

 28,126,700

 Health Care Services - 0.0%

 2,045,000

 B+ / B2

 Omnicare, Inc., 3.25%, 12/15/35

 $

 1,876,288

 Health Care Technology - 0.3%

 5,075,000

 NR / NR

 WebMD Health Corp., 2.25%, 3/31/16

 $

 4,872,000

 9,875,000

 NR / NR

 WebMD Health Corp., 2.5%, 1/31/18

 9,196,094

 $

 14,068,094

 Total Health Care Equipment & Services

 $

 44,071,082

 Pharmaceuticals & Biotechnology - 0.2%

 Biotechnology - 0.2%

 3,750,000

 NR / NR

 Cubist Pharmaceuticals, Inc., 2.5%, 11/1/17

 $

 5,615,625

 6,760,000

 NR / NR

 PDL BioPharma, Inc., 3.75%, 5/1/15

 6,768,450

 $

 12,384,075

 Total Pharmaceuticals & Biotechnology

 $

 12,384,075

 Software & Services - 0.5%

 Application Software - 0.5%

 9,550,000

 NR / NR

 Concur Technologies, 2.5%, 4/15/15

 $

 11,424,188

 11,763,000

 NR / NR

 Mentor Graphics Corp., 4.0%, 4/1/31

 11,895,334

 $

 23,319,522

 Systems Software - 0.0%

 1,800,000

 NR / NR

 Rovi Corp., 2.625%, 2/15/40

 $

 1,791,000

 Total Software & Services

 $

 25,110,522

 Technology Hardware & Equipment - 0.3%

 Communications Equipment - 0.1%

 4,575,000

 NR / NR

 InterDigital, Inc., 2.5%, 3/15/16

 $

 4,780,875

 Electronic Components - 0.1%

 13,240,000

 BB+ / NR

 Vishay Intertechnology, Inc., 2.25%, 5/15/41

 $

 9,268,000

 Total Technology Hardware & Equipment

 $

 14,048,875

 Semiconductors - 0.1%

 Semiconductor Equipment - 0.6%

 12,006,000

 BB+ / Baa1

 Lam Research Corp., 1.25%, 5/15/18

 $

 11,315,655

 17,480,000

 NR / NR

 Novellus Systems, Inc., 2.625%, 5/15/41

 20,932,300

 $

 32,247,955

 Semiconductors - 0.6%

 23,295,000

 A- / NR

 Intel Corp., 2.95%, 12/15/35

 $

 24,255,919

 4,754,000

 A- / A2

 Intel Corp., 3.25%, 8/1/39

 5,954,385

 2,364,000

 NR / NR

 SunPower Corp., 4.75%, 4/15/14

 2,059,635

 $

 32,269,939

 Total Semiconductors

 $

 64,517,894

 Telecommunication Services - 0.1%

 Integrated Telecommunication Services - 0.0%

 2,040,000

 B+ / B1

 MasTec, Inc., 4.0%, 6/15/14

 $

 2,657,100

 Total Telecommunication Services

 $

 2,657,100

 TOTAL CONVERTIBLE CORPORATE BONDS

 Shares

 (Cost  $233,785,756)

 $

 235,793,190

 PREFERRED STOCKS - 1.7%

 Capital Goods - 0.1%

 Industrial Machinery - 0.0%

 27,900

 Stanley Black & Decker, Inc., 4.75%, 11/17/15

 $

 3,271,275

 Total Capital Goods

 $

 3,271,275

 Automobiles & Components - 0.3%

 Tires & Rubber - 0.2%

 305,800

 Goodyear Tire & Rubber Co., 5.875%, 4/1/14

 $

 14,854,143

 Total Automobiles & Components

 $

 14,854,143

 Banks - 0.3%

 Diversified Banks - 0.3%

 15,550

 Wells Fargo & Co., 7.5%, 12/31/49

 $

 16,420,800

 Total Banks

 $

 16,420,800

 Diversified Financials - 0.6%

 Consumer Finance - 0.1%

 1,900

 Ally Financial, Inc., 7.0%, 12/31/49

 $

 1,362,003

 300,775

 GMAC Capital Trust I

 5,816,989

 $

 7,178,992

 Diversified Financial Services - 0.5%

 871,500

 Citigroup Capital XIII, 7.875%, 10/30/40

 $

 22,711,290

 $

 22,711,290

 Total Diversified Financials

 $

 29,890,282

 Real Estate - 0.1%

 Real Estate Operating Companies - 0.1%

 119,380

 Forest City Enterprises, Inc., 7.0%, 12/31/49

 $

 5,513,864

 Total Real Estate

 $

 5,513,864

 Telecommunication Services - 0.3%

 Integrated Telecommunication Services - 0.2%

 566,000

 Qwest Corp., 7.375%, 6/1/51

 $

 15,021,640

 Total Telecommunication Services

 $

 15,021,640

 TOTAL PREFERRED STOCKS

 (Cost  $83,556,544)

 $

 84,972,004

 COMMON STOCKS - 0.0%

 Materials - 0.0%

 Forest Products - 0.0%

 CAD

 151,370

 Ainsworth Lumber Co., Ltd. *

 $

 141,224

 Total Materials

 $

 141,224

 Transportation - 0.0%

 Airlines - 0.0%

 79,678

 Delta Air Lines, Inc. *

 $

 644,595

 Marine - 0.0%

 40,666

 Horizon Lines, Inc. *

 $

 176,897

 Total Transportation

 $

 821,492

 Diversified Financials - 0.0%

 Asset Management & Custody Banks - 0.0%

 4,814

 Legg Mason, Inc.

 $

 115,777

 Diversified Financial Services - 0.0%

 4,633

 BTA Bank JSC *

 $

 4,679

 Total Diversified Financials

 $

 120,456

 Real Estate - 0.0%

 Real Estate Development - 0.0%

 266,967

 Newhall Land Development LLC *

 $

 347,057

 Total Real Estate

 $

 347,057

 TOTAL COMMON STOCKS

 (Cost  $3,825,287)

 $

 1,430,229

 ASSET BACKED SECURITIES - 4.4%

 Commercial Services & Supplies - 0.1%

 Research & Consulting Services - 0.1%

 2,919,167

 A / NR

 TAL Advantage LLC, 4.31%, 5/20/26

 $

 2,848,002

 Total Commercial Services & Supplies

 $

 2,848,002

 Automobiles & Components - 0.1%

 Auto Parts & Equipment - 0.0%

 562,423

 AAA / NR

 Ford Auto Securitization, 1.793%, 9/15/13

 $

 552,674

 2,000,000

 AAA / NR

 Ford Auto Securitization, 2.431%, 11/17/14

 1,975,350

 $

 2,528,024

 Automobile Manufacturers - 0.0%

 1,900,000

 BBB / Aa2

 AMCAR, 4.2%, 11/8/16

 $

 1,904,786

 1,600,000

 BBB / Baa1

 AmeriCredit Automobile Receivables Trust, 4.04%, 7/10/17

 1,589,483

 $

 3,494,269

 Total Automobiles & Components

 $

 6,022,293

 Banks - 2.6%

 Diversified Banks - 0.0%

 2,144,926

 AAA / NR

 Wells Fargo Home Equity Trust, 0.6415%, 12/25/35

 $

 1,934,796

 1,483,000

 AAA / Aa2

 Wells Fargo Home Equity Trust, 0.66344%, 11/25/35

 1,231,718

 855,474

 0.58

 AAA / Aaa

 Wells Fargo Home Equity Trust, Floating Rate Note, 11/25/35

 844,463

 $

 4,010,977

 Thrifts & Mortgage Finance - 2.5%

 3,009,771

 AAA / Aaa

 321 Henderson Receivables I, 3.82%, 12/15/48

 $

 2,964,527

 8,292,672

 BB / Ba2

 Accredited Mortgage Loan Trust, 0.40625%, 9/25/36

 6,553,948

 1,485,501

 AAA / Aaa

 Accredited Mortgage Loan Trust, 0.8015%, 10/25/34

 1,285,390

 1,898,009

 1.13

 AA+ / Baa2

 ACE 2004-HE4 M1, Floating Rate Note, 12/25/34

 1,320,942

 737,947

 CCC / B2

 ACE Securities Corp., 0.29606%, 8/25/36

 697,369

 1,638,962

 BBB+ / A2

 ACE Securities Corp., 6.5%, 8/15/30

 1,684,775

 2,298,003

 0.32

 CCC / Caa3

 ACE Securities Corp., Floating Rate Note, 1/25/37

 718,289

 908,639

 0.63

 AAA / NR

 ACE Securities Corp., Floating Rate Note, 8/25/45

 855,092

 6,158,037

 AAA / Aa1

 Ameriquest Mortgage Securities, Inc., 0.5625%, 11/25/34

 5,538,803

 1,444,939

 1.51

 CCC / Caa3

 Amortizing Residential Collateral Trust, Floating Rate Note, 1/25/32

 578,113

 1,739,904

 AA / Ba1

 Bayview Financial Acquisition Trust, 0.84719%, 6/28/44

 913,813

 1,618,377

 AA / A3

 Bear Stearns Asset Backed Securities Trust, 1.0626%, 12/25/33

 1,300,138

 4,400,000

 BB- / A2

 Bear Stearns Asset Backed Securities Trust, 1.244%, 10/25/34

 2,960,879

 1,135,809

 0.29

 BB / Ba1

 Bear Stearns Asset Backed Securities Trust, Floating Rate Note, 1/25/37

 1,066,079

 1,886,084

 0.51

 AAA / Aa1

 Bear Stearns Asset Backed Securities Trust, Floating Rate Note, 2/25/36

 1,761,286

 374,514

 0.68

 AAA / Baa1

 BSABS 2005-3 A1, Floating Rate Note, 9/25/35

 360,438

 1,524,632

 0.36

 CCC / B1

 BSABS 2006-4 A1, Floating Rate Note, 10/25/33

 1,443,295

 432,508

 0.28

 BBB+ / Ba1

 Carrington Mortgage Loan Trust, Floating Rate Note, 1/25/37

 428,366

 714,804

 0.72

 CCC / Ba3

 Carrington Mortgage Loan Trust, Floating Rate Note, 2/25/32

 640,340

 494,438

 0.35

 BB / Ba3

 Carrington Mortgage Loan Trust, Floating Rate Note, 2/25/35

 480,155

 1,304,308

 0.72

 AA / Aa1

 Carrington Mortgage Loan Trust, Floating Rate Note, 2/25/35

 1,274,742

 1,938,192

 0.34

 B / B2

 Carrington Mortgage Loan Trust, Floating Rate Note, 7/25/36

 1,785,131

 430,685

 0.63

 AAA / Baa3

 Carrington Mortgage Loan Trust, Floating Rate Note, 9/25/35

 401,594

 7,993,567

 AAA / B2

 Citicorp Residential Mortgage Securities, Inc., 5.775%, 9/25/36

 7,756,662

 7,000,000

 A / B2

 Citicorp Residential Mortgage Securities, Inc., 5.892%, 3/25/37

 6,391,021

 8,100,000

 5.94

 A / B1

 Citicorp Residential Mortgage Securities, Inc., Floating Rate Note, 7/25/36

 7,670,117

 1,949,202

 CCC / Caa1

 Citigroup Mortgage Loan Trust, Inc., 0.32375%, 7/254/5

 1,332,812

 2,150,000

 A+ / NR

 Citigroup Mortgage Loan Trust, Inc., 1.0115%, 5/25/35

 1,629,872

 1,687,372

 0.64

 AA+ / Aa1

 Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 7/25/35

 1,646,595

 2,742,366

 BBB- / B2

 Countrywide Asset Backed Certificates, 0.50875%, 6/25/36

 2,162,007

 2,554,317

 4.46

 BBB / Ba1

 Countrywide Asset Backed Certificates, Floating Rate Note, 10/25/35

 2,467,547

 1,984,604

 0.49

 B+ / B3

 Countrywide Asset Backed Certificates, Floating Rate Note, 2/25/37

 1,201,858

 2,216,361

 0.54

 BB- / Ba3

 Countrywide Asset Backed Certificates, Floating Rate Note, 4/25/36

 1,896,203

 161,126

 0.48

 B / Ba3

 Countrywide Asset Backed Certificates, Floating Rate Note, 7/25/36

 146,715

 865,176

 0.71

 AA+ / Aa1

 Countrywide Asset Backed Certificates, Floating Rate Note, 8/25/35

 854,950

 1,946,032

 0.41

 B- / B2

 Countrywide Asset Backed Certificates, Floating Rate Note, 8/25/36

 1,578,498

 1,600,000

 6.25

 AA / B1

 Credit-Based Asset Servicing, Floating Rate Note, 10/25/36

 1,539,869

 1,788,569

 0.32

 CCC / B1

 Credit-Based Asset Servicing, Floating Rate Note, 4/25/37

 1,187,002

 2,252,908

 5.68

 B+ / Ba1

 CWL 2006-15 A2, Floating Rate Note, 10/25/46

 2,210,125

 903,055

 4.21

 AAA / Aaa

 Equity One Asset Backed Securities, Inc., STEP, 4/25/34

 890,021

 663,419

 0.93

 AAA / Caa2

 FBR Securitization Trust, Floating Rate Note, 10/25/35

 352,065

 834,546

 0.68

 AA+ / NR

 First Franklin Mortgage Loan Asset Backed Certificates, Floating Rate Note, 3/25/35

 780,845

 899,433

 0.77

 AAA / Aaa

 First Franklin Mortgage Loan Asset Backed Certificates, Floating Rate Note, 9/24/34

 848,346

 2,700,000

 0.74

 AAA / Baa1

 First Franklin Mortgage Loan Asset Backed Certificates, Floating Rate Note, 9/25/35

 2,126,385

 86,814

 0.34

 A / A2

 Fremont Home Loan Trust, Floating Rate Note, 2/25/36

 86,182

 83,727

 0.34

 B- / Caa2

 GSAA Trust, Floating Rate Note, 7/25/37

 79,723

 1,286,613

 A / NR

 GSAMP Trust, 0.54472%, 5/25/36

 1,058,084

 733,571

 0.36

 B- / B3

 GSAMP Trust, Floating Rate Note, 1/25/37

 654,411

 757,915

 0.66

 A / A2

 GSAMP Trust, Floating Rate Note, 3/25/35

 715,205

 1,064,270

 0.33

 BB / Ba2

 GSAMP Trust, Floating Rate Note, 8/25/36

 1,012,671

 3,050,000

 AA / NR

 LEAF II Receivables, 4.9%, 3/20/13

 3,030,480

 1,562,629

 BBB+ / A2

 Lehman ABS Manufactured Housing Contract Trust, 5.873%, 5/15/22

 1,660,262

 2,345,897

 0.58

 CC / Ca

 Lehman XS Trust, Floating Rate Note, 12/25/35

 679,036

 7,961,000

 BBB+ / Ba3

 Madison Avenue Manufactured Housing, 2.4626%, 3/25/32

 7,030,557

 2,829,381

 A / NR

 Mid-State Trust, 5.25%, 12/15/45

 2,964,640

 2,829,145

 BBB / NR

 Mid-State Trust, 7.0%, 12/15/45

 2,960,642

 727,671

 0.29

 B / Ba3

 Morgan Stanley ABS Capital, Inc., Floating Rate Note, 12/25/36

 379,099

 1,395,258

 0.33

 CCC / Caa3

 Morgan Stanley Home Equity Loan, Floating Rate Note, 4/25/37

 1,178,619

 800,602

 AAA / NR

 Newcastle Investment, 4.5%, 7/10/35

 815,339

 1,572,324

 AAA / Baa1

 Option One Mortgage Loan Trust, 0.76725%, 6/25/33

 1,271,689

 3,788,390

 0.49

 AAA / Aa3

 Option One Mortgage Loan Trust, Floating Rate Note, 11/25/35

 3,459,989

 686,391

 0.35

 BBB / Aa3

 Option One Mortgage Loan Trust, Floating Rate Note, 2/25/38

 671,679

 1,945,925

 AA / Aa2

 Origen Manufactured Housing, 5.46%, 6/15/36

 1,979,066

 1,016,227

 AA / Aa2

 Origen Manufactured Housing, 5.73%, 11/15/35

 1,069,806

 2,906,657

 5.91

 AA / Aa2

 Origen Manufactured Housing, Floating Rate Note, 1/15/35

 3,152,141

 1,855,000

 0.67

 AA+ / A3

 RASC 2005-KS7 M1, Floating Rate Note, 8/25/35

 1,763,604

 1,428,204

 0.39

 AAA / Ba1

 Residential Asset Mortgage Products, Inc., Floating Rate Note, 10/25/35

 1,219,872

 2,150,000

 0.70

 AA / A1

 Residential Asset Mortgage Products, Inc., Floating Rate Note, 7/25/35

 1,895,631

 2,031,261

 AAA / Aaa

 Residential Asset Securities Corp., 0.7315%, 12/25/34

 1,911,370

 160,490

 0.48

 AAA / Ba1

 Residential Asset Securities Corp., Floating Rate Note, 1/25/36

 152,231

 322,526

 0.40

 BBB+ / Ba3

 Residential Asset Securities Corp., Floating Rate Note, 4/25/36

 290,433

 1,300,000

 0.32

 CCC / Ba2

 Structured Asset Securities Corp., 0.39375%, 3/25/37

 933,655

 61,904

 B+ / Baa2

 Structured Asset Securities Corp., 4.51%, 2/25/35

 61,738

 151,559

 4.44

 B+ / Baa2

 Structured Asset Securities Corp., Floating Rate Note, 2/25/35

 151,093

 452,949

 0.35

 BB- / Baa3

 SVHE 2007-NS1 A1, Floating Rate Note, 1/25/37

 438,049

 453,842

 NR / B1

 UCFC Manufactured Housing, 6.995%, 4/15/29

 469,337

 $

 128,879,352

 Total Banks

 $

 132,890,329

 Diversified Financials - 0.9%

 Consumer Finance - 0.0%

 28,701

 0.33

 BB- / Baa1

 Indymac Residential Asset Backed, Floating Rate Note, 4/25/47

 $

 28,536

 3,800,000

 0.60

 B / A3

 Novastar Home Equity Loan, Floating Rate Note, 1/25/36

 2,691,468

 437,149

 0.50

 A / Ba3

 Specialty Underwriting & Residential Finance, Floating Rate Note, 9/25/36

 418,649

 $

 3,138,653

 Diversified Finance Services - 0.2%

 1,873,140

 0.67

 AA / Aa2

 Asset Backed Securities Corp., Floating Rate Note, 4/25/35

 $

 1,822,648

 1,395,740

 B / B1

 Ellington Loan Acquisition Trust, 1.0625%, 5/27/37

 1,266,187

 552,821

 B / B1

 Ellington Loan Acquisition Trust, 1.26375%, 5/26/37

 501,078

 1,089,356

 1.13

 B+ / Ba2

 Ellington Loan Acquisition Trust, Floating Rate Note, 5/25/37

 975,358

 1,305,376

 0.47

 AAA / Aa1

 Home Equity Asset Trust, Floating Rate Note, 12/25/35

 1,217,933

 546,952

 0.47

 AAA / A1

 JPMorgan Mortgage Acquisition, Floating Rate Note, 12/25/35

 502,842

 326,853

 5.45

 B- / Ba1

 JPMorgan Mortgage Acquisition, Floating Rate Note, 5/25/24

 326,460

 2,900,000

 A / NR

 Prestige Auto Receivables Trust, 3.9%, 7/16/18

 2,946,776

 $

 9,559,282

 Specialized Finance - 0.6%

 5,769,007

 0.50

 AA / Baa3

 Aegis Asset Backed Securities, Floating Rate Note, 3/25/12

 $

 4,978,382

 16,955,000

 BBB- / Baa3

 Dominos Pizza Master Issuer LLC, 5.261%, 4/25/37

 17,022,820

 6,518,000

 BB / Aaa

 Dominos Pizza Master Issuer LLC, 7.629%, 4/25/37

 6,565,865

 1,850,000

 0.93

 A / A2

 Irwin Home Equity Co., Floating Rate Note, 4/25/30

 1,464,767

 412,748

 AA+ / Aa1

 Master Asset Backed Securities Trust, 0.67375%, 5/25/35

 402,110

 $

 30,433,944

 Total Diversified Financials

 $

 43,131,879

 Energy - 0.0%

 241,490

 BBB / Baa2

 Power Receivables Finance LLC, 6.29%, 1/1/12 (144A)

 $

 241,490

 Total Energy

 $

 241,490

 Real Estate - 0.7%

 Mortgage Real Estate Investment Trust - 0.7%

 4,100,000

 A+ / NR

 FREMF Mortgage Trust, 4.437%, 11/25/17

 $

 3,713,495

 4,675,000

 A- / NR

 FREMF Mortgage Trust, 4.437%, 11/25/17

 3,899,374

 2,400,000

 A+ / NR

 FREMF Mortgage Trust, 4.569%, 12/25/48

 2,039,549

 5,600,000

 NR / NR

 FREMF Mortgage Trust, 4.598%, 11/25/49

 4,841,301

 6,175,000

 NR / A3

 FREMF Mortgage Trust, 4.77055%, 4/25/44

 5,708,361

 3,150,000

 A- / A3

 FREMF Mortgage Trust, 4.8868%, 7/25/44

 2,916,305

 4,140,000

 NR / NR

 FREMF Mortgage Trust, 5.163344%, 9/25/45

 3,748,472

 1,950,000

 A+ / NR

 FREMF Mortgage Trust, 5.237%, 9/25/43

 1,779,006

 2,200,000

 AA- / A3

 FREMF Mortgage Trust, 5.3323%, 4/25/21

 1,967,011

 3,000,000

 A+ / A3

 FREMF Mortgage Trust, 5.434669%, 4/25/20

 2,786,175

 3,460,000

 4.49

 NR / A3

 FREMF Mortgage Trust, Floating Rate Note, 1/25/46

 2,919,787

 $

 36,318,836

 Total Real Estate

 $

 36,318,836

 Government - 0.0%

 523,038

 AAA / Aaa

 Freddie Mac, 5.0%, 8/15/35

 $

 536,291

 Total Government

 $

 536,291

 TOTAL ASSET BACKED SECURITIES

 (Cost  $227,545,717)

 $

 221,989,120

 COLLATERALIZED MORTGAGE OBLIGATIONS - 11.4%

 Banks - 8.4%

 Thrifts & Mortgage Finance - 8.4%

 663,914

 AAA / B3

 Banc of America Alternative Loan Trust, 5.0%, 4/25/19

 $

 669,870

 6,221,235

 NR / Ba2

 Banc of America Alternative Loan Trust, 5.0%, 7/25/19

 6,297,719

 4,916,088

 NR / B2

 Banc of America Alternative Loan Trust, 5.25%, 5/25/19

 4,981,236

 4,019,781

 NR / Ba3

 Banc of America Alternative Loan Trust, 5.5%, 1/25/20

 4,044,558

 5,808,288

 NR / Baa2

 Banc of America Alternative Loan Trust, 5.5%, 9/25/33

 5,977,571

 5,866,718

 AAA / Aa3

 Banc of America Alternative Loan Trust, 5.75%, 4/25/33

 6,141,350

 944,196

 NR / B2

 Banc of America Alternative Loan Trust, 6.0%, 11/25/34

 964,528

 1,446,919

 NR / Baa3

 Banc of America Alternative Loan Trust, 6.0%, 3/25/34

 1,482,926

 2,044,752

 NR / B2

 Banc of America Alternative Loan Trust, 6.0%, 4/25/34

 2,006,511

 4,491,147

 BB- / A

 Banc of America Funding Corp., 0.4013%, 9/25/36

 4,250,422

 5,685,991

 B- / NR

 Banc of America Funding Corp., 5.5%, 1/25/36

 5,551,483

 3,218,986

 CCC / B1

 Banc of America Funding Corp., 5.75%, 10/25/35

 3,174,164

 2,246,164

 AAA / Aaa

 Bayview Commercial Asset Trust, 0.67375%, 4/25/34

 1,743,816

 33,493,410

 AAA / A1

 Bayview Commercial Asset Trust, 2.65868%, 7/25/37

 2,555,547

 55,636,259

 AA / A3

 Bayview Commercial Asset Trust, 2.83149%, 9/25/37

 5,151,918

 16,864,889

 2.93

 AAA / Aaa

 Bayview Commercial Asset Trust, Floating Rate Note, 4/25/36

 470,530

 6,187,135

 0.68

 AA / A3

 Bayview Commercial Asset Trust, Floating Rate Note, 9/25/37

 4,206,441

 1,757,154

 3.28

 AAA / A2

 Bear Stearns Adjustable Rate Mortgage Trust, Floating Rate Note, 11/25/34

 1,635,077

 2,214,553

 2.70

 AAA / Baa2

 Bear Stearns Adjustable Rate Mortgage Trust, Floating Rate Note, 8/25/33

 1,938,261

 616,492

 2.45

 AAA / Baa3

 Bear Stearns Adjustable Rate Mortgage Trust, Floating Rate Note, 8/25/33

 506,672

 1,959,050

 5.16

 A- / B1

 Bear Stearns Adjustable Rate Mortgage Trust, Floating Rate Note, 8/25/35

 1,844,627

 1,309,240

 AAA / A3

 Chase Mortgage Finance Corp., 5.0%, 10/25/33

 1,348,361

 3,104,282

 2.70

 A- / NR

 Citigroup Mortgage Loan Trust, Floating Rate Note, 9/25/35

 2,817,685

 1,531,643

 A+ / A1

 Commercial Mortgage Pass Through Certificates, 0.39875%, 6/15/22

 1,481,573

 450,000

 NR / Baa3

 Commercial Mortgage Pass Through Certificates, 5.949%, 8/9/16

 449,609

 1,400,000

 CCC+ / NR

 Commercial Mortgage Pass Through Certificates, 6.85%, 8/15/33

 1,261,392

 3,158,872

 AAA / Aa3

 Countrywide Alternative Loan Trust, 4.25%, 9/25/33

 3,192,359

 2,913,334

 AAA / B2

 Countrywide Alternative Loan Trust, 4.75%, 10/25/33

 2,928,897

 5,200,000

 AAA / Baa2

 Countrywide Alternative Loan Trust, 5.0%, 7/25/19

 5,255,136

 1,421,986

 CC / Caa1

 Countrywide Alternative Loan Trust, 5.25%, 8/25/35

 1,358,108

 5,329,880

 B+ / NR

 Countrywide Alternative Loan Trust, 5.25%, 9/25/33

 5,500,761

 3,849,921

 BB / B2

 Countrywide Alternative Loan Trust, 5.5%, 1/25/35

 3,896,509

 3,704,558

 B / Caa2

 Countrywide Alternative Loan Trust, 5.5%, 3/25/35

 3,152,485

 1,980,160

 B- / B3

 Countrywide Alternative Loan Trust, 5.5%, 6/25/35

 1,855,287

 5,708,486

 AAA / NR

 Countrywide Alternative Loan Trust, 5.5%, 8/25/34

 5,355,644

 6,162,841

 AAA / NR

 Countrywide Alternative Loan Trust, 5.75%, 12/25/33

 6,348,349

 2,012,646

 AAA / Ba1

 Countrywide Alternative Loan Trust, 5.75%, 3/25/34

 1,913,636

 2,604,500

 5.75

 AAA / Baa3

 Countrywide Alternative Loan Trust, Floating Rate Note, 3/25/34

 2,470,238

 3,467,717

 CC / Ba1

 Countrywide Home Loans, 4.5%, 9/25/35

 2,769,114

 2,473,599

 NR / Ba2

 Countrywide Home Loans, 5.5%, 3/25/34

 2,479,543

 39,717

 2.91

 BB / B1

 Countrywide Home Loans, Floating Rate Note, 9/25/33

 30,243

 1,417,665

 2.91

 CC / C

 DSLA 2005-AR6 2A1C, Floating Rate Note, 10/19/45

 410,006

 3,900,000

 A / A2

 Extended Stay America Trust, 4.8603%, 11/5/27

 3,948,380

 2,748,879

 B / NR

 First Horizon Asset Securities, Inc., 2.86909%, 6/25/35

 2,112,732

 2,081,820

 CC / NR

 First Horizon Asset Securities, Inc., 5.5%, 10/25/35

 2,075,710

 1,895,895

 NR / Baa1

 First Horizon Asset Securities, Inc., 5.6329%, 10/25/34

 1,869,506

 2,686,971

 CCC / NR

 First Horizon Asset Securities, Inc., 6.0%, 5/25/36

 2,465,919

 736,044

 2.75

 AAA / B1

 First Horizon Asset Securities, Inc., Floating Rate Note, 4/25/35

 635,167

 525,223

 0.64

 AAA / Ba3

 Global Tower Partners Acquisition, Floating Rate Note, 10/25/44

 361,044

 1,925,000

 A / A2

 GMAC Commercial Mortgage Securities, Inc., 5.307%, 4/10/40

 1,853,688

 3,900,000

 5.31

 BBB+ / Baa2

 GMAC Commercial Mortgage Securities, Inc., Floating Rate Note, 5/10/36

 3,734,137

 2,169,000

 5.47

 B+ / NR

 GMAC Commercial Mortgage Securities, Inc., Floating Rate Note, 5/10/40

 1,950,501

 4,750,000

 NR / NR

 GS Mortgage Securities Corp. II, 4.209%, 2/10/21

 4,502,525

 4,000,000

 NR / Aaa

 GS Mortgage Securities Corp. II, 5.56%, 11/10/39

 4,391,612

 6,650,000

 NR / Aa3

 GS Mortgage Securities Corp. II, 5.591%, 11/10/39

 6,733,325

 1,639,412

 BBB- / NR

 GSR Mortgage Loan Trust, 2.911%, 1/25/35

 1,457,678

 7,697,995

 BB+ / NR

 GSR Mortgage Loan Trust, 5.25%, 7/25/35

 7,065,489

 917,361

 NR / B3

 GSR Mortgage Loan Trust, 5.5%, 8/25/21

 849,500

 1,039,886

 BBB+ / NR

 GSR Mortgage Loan Trust, 5.7199%, 2/25/34

 892,791

 3,195,850

 CCC / NR

 GSR Mortgage Loan Trust, 6.0%, 2/25/36

 2,912,550

 9,711,561

 2.66

 AAA / BB

 GSR Mortgage Loan Trust, Floating Rate Note, 9/25/35

 8,450,379

 954,729

 4.69

 AAA / Aa3

 Harborview Mortgage Loan Trust, Floating Rate Note, 4/19/34

 925,054

 2,961,825

 0.95

 AAA / A1

 Impac CMB Trust, Floating Rate Note, 10/25/34

 2,551,716

 435,066

 0.87

 AAA / Baa2

 Impac CMB Trust, Floating Rate Note, 9/25/34

 320,092

 440,915

 AAA / Aaa

 Impac Secured Assets CMN Owner Trust, 0.60722%, 8/25/36

 391,303

 1,622,626

 0.58

 AAA / Aaa

 Impac Securities Assets Corp., Floating Rate Note, 5/25/36

 1,361,620

 4,324,125

 BBB / Ba2

 JPMMT 2004-S1 2A1, 6.0%, 9/25/34

 4,410,236

 4,041,352

 NR / Ba1

 JPMorgan Chase Commercial Mortgage Securities Corp., 0.5465%, 11/15/18

 3,537,044

 4,400,000

 AAA / NR

 JPMorgan Chase Commercial Mortgage Securities Corp., 3.6159%, 11/15/43

 4,552,227

 5,200,000

 NR / Aaa

 JPMorgan Chase Commercial Mortgage Securities Corp., 4.1712%, 8/15/46

 5,568,207

 4,300,000

 BBB+ / Baa1

 JPMorgan Chase Commercial Mortgage Securities Corp., 4.65%, 7/15/28

 4,211,132

 1,800,000

 NR / Baa3

 JPMorgan Chase Commercial Mortgage Securities Corp., 5.53853%, 7/12/37

 1,404,301

 1,300,000

 5.72

 A / NR

 JPMorgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 10/15/20

 1,251,959

 981,907

 AAA / NR

 JPMorgan Mortgage Trust, 2.675589%, 7/25/34

 948,491

 855,358

 AAA / Baa2

 JPMorgan Mortgage Trust, 4.479228%, 2/25/35

 847,157

 2,938,024

 NR / B2

 JPMorgan Mortgage Trust, 5.345285%, 10/25/35

 2,641,486

 4,550,000

 2.79

 NR / B2

 JPMorgan Mortgage Trust, Floating Rate Note, 10/25/35

 4,253,504

 2,696,708

 2.58

 CCC / B1

 JPMorgan Mortgage Trust, Floating Rate Note, 11/25/35

 2,606,330

 912,915

 5.33

 BBB- / Ba1

 JPMorgan Mortgage Trust, Floating Rate Note, 7/25/35

 876,612

 2,386,498

 A+ / Aa3

 Lehman Brothers Small Balance Commercial, 0.45344%, 9/25/36

 1,775,803

 2,637,259

 AAA / Aaa

 Lehman Brothers Small Balance Commercial, 5.41%, 12/25/36

 2,603,199

 1,268,166

 1.08

 AAA / Aaa

 Lehman Brothers Small Balance Commercial, Floating Rate Note, 10/25/37

 1,269,347

 1,846,392

 B- / NR

 Master Alternative Loans Trust, 5.5%, 1/25/35

 1,882,677

 5,241,097

 B+ / NR

 Master Alternative Loans Trust, 5.5%, 10/25/19

 5,368,864

 5,344,826

 AAA / NR

 Master Alternative Loans Trust, 5.5%, 2/25/35

 5,477,987

 5,114,327

 B / AAA

 Master Alternative Loans Trust, 6.0%, 7/25/34

 5,076,159

 2,183,383

 AAA / NR

 Master Alternative Loans Trust, 6.044944%, 1/25/35

 2,242,483

 1,498,125

 AAA / Aa3

 Master Alternative Loans Trust, 6.5%, 6/25/33

 1,582,287

 3,394,227

 6.76

 A- / NR

 Master Seasoned Securities Trust, Floating Rate Note, 9/25/32

 3,552,829

 961,441

 AAA / Aaa

 Merrill Lynch Mortgage Trust, 4.556%, 6/12/43

 968,726

 3,650,000

 A+ / NR

 Merrill Lynch Mortgage Trust, 5.334%, 11/12/35

 3,559,852

 262,525

 5.44

 AAA / Aaa

 Merrill Lynch/Countrywide Communities, Floating Rate Note, 2/12/39

 262,697

 3,453,041

 0.46

 AAA / Baa2

 MLCC Mortgage Investors, Inc., Floating Rate Note, 4/25/29

 2,920,861

 10,800,000

 NR / NR

 Morgan Stanley Remic Trust, 5.0%, 11/26/36

 10,434,420

 4,619,967

 NR / Aa3

 PHH Mortgage Capital, 6.6%, 12/25/27

 4,506,870

 1,599,799

 0.81

 AA / Aa2

 Residential Asset Mortgage Products, Inc., Floating Rate Note, 10/25/31

 1,233,303

 3,556,617

 AAA / NR

 Residential Asset Securitization Trust, 0.69472%, 10/25/34

 3,105,463

 3,152,151

 B- / NR

 Residential Asset Securitization Trust, 5.5%, 2/25/35

 3,187,758

 7,114,373

 B / NR

 Residential Asset Securitization Trust, 5.5%, 7/25/35

 6,333,812

 803,036

 BB+ / NR

 Residential Funding Mortgage Securities, Inc., 5.5%, 8/25/35

 808,575

 110,853

 0.43

 BBB / Baa2

 SAMI 2007-AR4 A1, Floating Rate Note, 9/25/47

 108,861

 1,444,539

 AAA / Ba3

 Sequoia Mortgage Trust, 0.41295%, 5/20/35

 1,027,393

 1,324,284

 AAA / Ba1

 Sequoia Mortgage Trust, 0.56295%, 9/20/34

 1,063,205

 2,937,212

 NR / NR

 Sequoia Mortgage Trust, 3.9%, 9/25/41

 2,957,508

 2,245,749

 0.57

 AAA / Baa2

 Sequoia Mortgage Trust, Floating Rate Note, 10/20/34

 1,914,656

 2,090,362

 0.45

 AAA / Ba3

 Sequoia Mortgage Trust, Floating Rate Note, 3/20/35

 1,635,860

 1,543,315

 0.85

 AAA / Baa1

 Sequoia Mortgage Trust, Floating Rate Note, 9/20/33

 1,348,465

 2,262,184

 AAA / Baa1

 Structured Asset Securities Corp., 2.5615%, 7/25/33

 1,857,079

 6,362,773

 AAA / A3

 Structured Asset Securities Corp., 2.6671%, 10/25/33

 5,653,534

 5,861,684

 B- / B2

 Structured Asset Securities Corp., 5.0%, 5/25/35

 5,767,586

 2,441,851

 CC / Caa2

 Structured Asset Securities Corp., 6.0%, 8/25/35

 2,049,235

 3,765,735

 2.57

 AAA / A1

 Structured Asset Securities Corp., Floating Rate Note,  5/25/24

 3,458,168

 6,596,000

 BB / B1

 T STAR 2006-1 F, 7.5296%, 10/15/36 (144A)

 6,094,598

 5,133,174

 AAA / B2

 Thornburg Mortgage Securities Trust, 1.7542%, 3/25/44

 4,322,497

 5,346,707

 AAA / Ba1

 Thornburg Mortgage Securities Trust, 4.1376%, 3/25/44

 5,087,049

 750,000

 AAA / Aa1

 TSTAR 2006-1A A, 5.668%, 10/15/36

 837,594

 3,600,000

 A+ / NR

 Wachovia Bank Commercial Mortgage Trust, 5.606%, 4/15/35

 3,590,604

 6,369,744

 AAA / Baa3

 WaMu Mortgage Pass Through Certificates, 2.578211%, 6/25/34

 6,158,867

 12,751,390

 AA / NR

 WaMu Mortgage Pass Through Certificates, 2.73272%, 1/25/35

 11,538,962

 2,250,000

 CC / NR

 WaMu Mortgage Pass Through Certificates, 2.7653%, 9/25/35

 1,887,878

 2,092,149

 CCC / NR

 WaMu Mortgage Pass Through Certificates, 2.77149%, 9/25/35

 1,647,072

 610,993

 CC / NR

 WaMu Mortgage Pass Through Certificates, 4.82069%, 9/25/35

 595,595

 6,894,836

 AAA / NR

 WaMu Mortgage Pass Through Certificates, 5.5%, 5/25/33

 7,200,264

 1,435,226

 CCC / NR

 WaMu Mortgage Pass Through Certificates, 5.56151%, 12/25/36

 1,113,849

 3,349,658

 2.58

 CCC / NR

 WaMu Mortgage Pass Through Certificates, Floating Rate Note, 8/25/35

 2,987,044

 4,600,000

 NR / A2

 Wells Fargo Commercial Mortgage Trust, 5.5897%, 11/15/43

 4,478,238

 4,800,000

 BBB / NR

 Wells Fargo Commercial Mortgage Trust, 5.914%, 7/5/16

 4,882,987

 5,171,144

 AA / NR

 Wells Fargo Mortgage Backed Securities Trust, 2.808194%, 6/25/35

 4,702,742

 767,210

 AAA / A2

 Wells Fargo Mortgage Backed Securities Trust, 4.5%, 5/25/34

 766,465

 7,804,430

 NR / B1

 Wells Fargo Mortgage Backed Securities Trust, 4.832239%, 3/25/36

 6,895,120

 3,576,754

 AA+ / Ba2

 Wells Fargo Mortgage Backed Securities Trust, 5.25%, 10/25/35

 3,421,205

 1,200,000

 NR / A2

 Wells Fargo Mortgage Backed Securities Trust, 5.392%, 2/15/44

 1,073,460

 1,390,526

 BB- / B1

 Wells Fargo Mortgage Backed Securities Trust, 5.5%, 10/25/35

 1,376,778

 12,999,853

 NR / B1

 Wells Fargo Mortgage Backed Securities Trust, 5.75%, 3/25/36

 12,625,106

 1,319,088

 2.72

 AAA / Aa1

 Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 10/25/34

 1,269,154

 8,110,256

 2.88

 BBB- / B1

 Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 10/25/35

 7,310,082

 1,265,434

 4.53

 AAA / A1

 Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 11/25/33

 1,243,051

 1,129,659

 5.01

 NR / Ba2

 Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 4/25/35

 1,075,877

 542,720

 2.77

 AAA / A2

 Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 6/25/34

 509,403

 1,423,479

 5.04

 CC / Aaa

 Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 9/25/35

 1,380,968

 2,000,000

 NR / Baa1

 WF-RBS Commercial Mortgage Trust, 5.4179%, 6/15/44

 1,615,364

 $

 427,474,661

 Total Banks

 $

 427,474,661

 Diversified Financials - 2.7%

 Asset Management & Custody Banks - 0.0%

 1,850,260

 4.67

 NR / NR

 Jefferies & Co., Inc., Floating Rate Note, 5/26/37

 $

 1,823,931

 Consumer Finance - 0.1%

 9,291

 NR / Aa2

 GMAC Mortgage Corp. Loan Trust, 4.25%, 7/25/40

 $

 9,278

 4,418,322

 CCC / NR

 GMAC Mortgage Corp. Loan Trust, 4.9884%, 5/25/35

 3,943,900

 $

 3,953,178

 Diversified Financial Services - 2.2%

 3,915,000

 A+ / Baa2

 American Tower Trust, 5.9568%, 4/15/14

 $

 4,151,670

 2,606,451

 AAA / Ba1

 Banc of America Mortgage Securities, 4.75%, 10/25/20

 2,512,212

 1,438,208

 AAA / NR

 Banc of America Mortgage Securities, 5.5%, 2/25/34

 1,474,275

 9,026,915

 AAA / NR

 Banc of America Mortgage Securities, 5.75%, 1/25/35

 9,229,849

 8,251,705

 2.91

 AAA / Baa3

 Banc of America Mortgage Securities, Floating Rate Note, 10/25/33

 7,528,105

 2,708,574

 2.84

 NR / Baa3

 Banc of America Mortgage Securities, Floating Rate Note, 11/25/33

 2,437,009

 2,074,042

 2.87

 NR / Ba3

 Banc of America Mortgage Securities, Floating Rate Note, 5/25/35

 2,018,317

 1,915,051

 2.75

 AAA / Aaa

 Banc of America Mortgage Securities, Floating Rate Note, 6/25/34

 1,808,123

 4,137,638

 2.77

 AAA / A2

 Banc of America Mortgage Securities, Floating Rate Note, 9/25/33

 3,939,685

 1,892,852

 5.11

 AA- / NR

 Banc of America Mortgage Securities, Floating Rate Note, 9/25/35

 1,768,382

 2,714,700

 2.51

 AAA / A1

 Bear Stearns Alt-A Trust, Floating Rate Note, 12/25/33

 2,383,400

 746,005

 CCC / Caa1

 Chaseflex Trust, 5.0%, 5/25/20

 687,649

 795,015

 BBB / Ba1

 Citicorp Mortgage Securities, 5.5%, 2/25/22

 779,988

 8,700,000

 NR / NR

 Credit Suisse Mortgage Capital Certificates, 4.25%, 6/25/50

 8,238,039

 1,525,484

 NR / B3

 Credit Suisse Mortgage Capital Certificates, 5.0%, 4/25/37

 1,423,614

 4,200,000

 BBB / A1

 Credit Suisse Mortgage Capital Certificates, 5.343%, 12/15/39

 3,808,535

 2,950,000

 A / A2

 DBUBS Mortgage Trust, 5.55709%, 1/1/21

 2,776,850

 6,767,000

 5.57

 NR / Aa2

 DBUBS Mortgage Trust, Floating Rate Note, 7/10/21

 6,459,480

 4,443,586

 CCC / NR

 JPMorgan Alternative Loan Trust, 5.5%, 3/25/36

 2,906,518

 2,708,192

 CCC / NR

 JPMorgan Alternative Loan Trust, 6.0%, 3/25/36

 1,920,384

 2,028,371

 3.50

 NR / NR

 La Hipotecaria SA, Floating Rate Note, 9/8/39

 2,101,900

 4,920,000

 5.73

 NR / A2

 LSTAR Commercial Mortgage Trust, 5.7457%, 6/25/43

 4,562,434

 5,173,219

 5.62

 BB / NR

 Merrill Lynch Mortgage Investor, Floating Rate Note, 2/25/35

 4,334,263

 2,350,000

 BBB+ / A3

 Morgan Stanley Capital, Inc., 0.798%, 12/15/20

 2,085,613

 3,500,000

 BBB- / Baa2

 Morgan Stanley Capital, Inc., 0.919%, 12/15/20

 3,071,233

 2,822,574

 AAA / Aaa

 Morgan Stanley Capital I, 0.779%, 12/15/20

 2,729,508

 4,980,211

 5.50

 AAA / B2

 RALI 2004-QS16 1A1, Floating Rate Note, 12/25/34

 5,036,572

 758,448

 AAA / Aa3

 Residential Accredit Loans, Inc., 5.0%, 1/25/33

 773,315

 1,402,237

 NR / Ba1

 Residential Accredit Loans, Inc., 5.0%, 7/25/18

 1,425,398

 1,111,423

 AAA / A3

 Residential Accredit Loans, Inc., 5.25%, 6/25/33

 1,043,427

 976,765

 AAA / Aaa

 Residential Accredit Loans, Inc., 5.5%, 9/25/32

 993,400

 2,000,000

 AAA / Baa3

 Residential Accredit Loans, Inc., 5.75%, 4/25/34

 1,964,074

 1,994,924

 0.83

 AAA / Baa2

 Residential Accredit Loans, Inc., Floating Rate Note, 4/25/34

 1,820,970

 8,829,830

 AAA / NR

 Residential Accredit, Inc., 6.0%, 10/25/34

 8,938,702

 5,667,998

 AAA / Baa1

 Structured Adjustable Rate Mortgage Loan Trust, 2.3592%, 3/25/34

 4,983,519

 1,524,650

 NR / NR

 Vericrest Opportunity Loan Transferee, 5.926%, 12/26/50

 1,526,559

 $

 115,642,971

 Investment Banking & Brokerage - 0.2%

 4,500,000

 NR / Aaa

 Bear Stearns Commercial Mortgage Securities, 5.7154%, 5/11/17

 $

 4,926,650

 3,000,000

 BB+ / A3

 Bear Stearns Commercial Mortgage Securities, 5.76%, 9/11/38

 2,352,567

 4,400,000

 7.33

 BBB+ / Baa2

 Bear Stearns Commercial Mortgage Securities, Floating Rate Note, 10/15/36

 4,326,533

 $

 11,605,750

 Specialized Finance - 0.1%

 812,814

 AAA / NR

 CW Capital Cobalt, Ltd., 5.174%, 8/15/48

 $

 823,619

 146,118

 0.83

 AA / Caa1

 INDX 2004-AR1 2A, Floating Rate Note, 4/25/34

 94,415

 CAD

 1,700,000

 AAA / Aaa

 Merrill Lynch Financial Assets, Inc., 4.711%, 11/12/16

 1,718,365

 $

 2,636,399

 Total Diversified Financials

 $

 135,662,229

 Real Estate - 0.3%

 Mortgage Real Estate Investment Trust - 0.3%

 5,220,777

 AAA / B1

 American Home Mortgage Investment Trust, 2.465%, 6/25/45

 $

 4,565,899

 2,092,111

 CC / NR

 Credit Suisse First Boston Mortgage Securities Corp., 5.0%, 8/25/20

 2,069,100

 4,585,000

 CCC- / B1

 Credit Suisse First Boston Mortgage Securities Corp., 6.006%, 11/15/36

 4,136,110

 1,200,000

 4.62

 A- / A3

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 5/15/38

 1,135,546

 3,311,565

 CC / Caa1

 Deutsche ALT-A Securities, Inc., 5.5%, 11/25/35

 2,746,685

 $

 14,653,340

 Total Real Estate

 $

 14,653,340

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost  $591,546,719)

 $

 577,790,230

 CORPORATE BONDS - 41.5%

 Energy - 4.6%

 Coal & Consumable Fuels - 0.3%

 4,260,000

 BB / Ba3

 Alpha Natural Resources, 6.0%, 6/1/19

 $

 4,132,200

 1,860,000

 BB / Ba3

 Alpha Natural Resources, 6.25%, 6/1/21

 1,804,200

 7,100,000

 B+ / B1

 Arch Coal, Inc., 7.0%, 6/15/19

 7,242,000

 925,000

 B+ / B1

 Arch Coal, Inc., 7.25%, 6/15/21

 950,438

 3,550,000

 BB / Ba3

 Bumi Capital Pte, Ltd., 12.0%, 11/10/16

 3,585,500

 2,425,000

 BB / Ba3

 Bumi Investment Pte, Ltd., 10.75%, 10/6/17 (b)

 2,425,000

 $

 20,139,338

 Oil & Gas Drilling - 0.3%

 3,677,821

 NR / NR

 DDI Holding AS, 9.3%, 1/19/12 (144A)

 $

 3,622,654

 2,000,000

 NR / NR

 Deep Drilling 1 Pte, Ltd., 12.0%, 12/21/15

 1,920,000

 10,110,000

 B- / B3

 Offshore Group Investment, 11.5%, 8/1/15

 10,931,438

 2,300,000

 BBB+ / Baa1

 Pride International, 6.875%, 8/15/20

 2,696,587

 $

 19,170,679

 Oil & Gas Equipment & Services - 0.4%

 NOK

 9,500,000

 NR / NR

 Aker Drilling AS, 9.53%, 2/24/16

 $

 1,667,726

 2,970,000

 BB- / B1

 Complete Production Service, 8.0%, 12/15/16

 3,088,800

 9,210,000

 B- / B3

 Expro Finance Luxembourg SCA, 8.5%, 12/15/16

 8,104,800

 7,295,000

 BB / Ba3

 Exterran Holdings, Inc., 7.25%, 12/1/18

 6,930,250

 NOK

 5,343,000

 11.99

 NA / NA

 Sevan Marine ASA, Floating Rate Note, 10/24/12 (144A)

 491,314

 4,105,000

 BBB / Baa2

 Weatherford International, Ltd., 9.625%, 3/1/19

 5,308,964

 $

 25,591,854

 Oil & Gas Exploration & Production - 1.8%

 2,455,000

 BB- / B2

 Berry Petroleum Co., 10.25%, 6/1/14

 $

 2,777,219

 2,275,000

 BB- / B1

 Bill Barrett Corp., 7.625%, 10/1/19

 2,377,375

 2,520,000

 BBB+ / Baa1

 Canadian Natural Resources, 5.9%, 2/1/18

 2,970,057

 5,490,000

 B- / B3

 Carrizo Oil & Gas, Inc., 8.625%, 10/15/18

 5,517,450

 5,125,000

 BB / B3

 Concho Resources, Inc., 6.5%, 1/15/22

 5,355,625

 4,608,000

 BB- / B1

 Denbury Resources, Inc., 8.25%, 2/15/20

 5,149,440

 765,000

 BBB / Baa1

 Gaz Capital, 8.146%, 4/11/18 (144A)

 860,625

 2,172,239

 BBB+ / NR

 Gazprom International SA, 7.201%, 2/1/20

 2,294,427

 2,524,433

 BBB+ / NR

 Gazprom International SA, 7.201%, 2/1/20 (144A)

 2,666,432

 5,768,000

 BB- / B1

 Hilcorp Energy I LP, 7.625%, 4/15/21

 6,041,980

 6,500,000

 BBB- / Baa3

 KMG Finance SUB, 7.0%, 5/5/20 (144A)

 6,873,750

 3,299,000

 B / B2

 Linn Energy LLC, 8.625%, 4/15/20 (144A)

 3,579,415

 NOK

 15,000,000

 B- / NR

 Norwegian Energy Co. AS, 12.9%, 11/20/14

 2,297,950

 1,605,000

 BBB+ / Baa3

 Petrohawk Energy Corp., 10.5%, 8/1/14

 1,785,563

 4,060,000

 BB / B1

 Plains Exploration & Production, 8.625%, 10/15/19

 4,460,925

 4,845,000

 B- / B3

 Quicksilver Resources, Inc., 7.125%, 4/1/16

 4,820,775

 1,960,000

 NR / B3

 SandRidge Energy, Inc., 7.5%, 3/15/21

 1,945,300

 2,015,000

 B- / B3

 SandRidge Energy, Inc., 8.0%, 6/1/18

 2,035,150

 2,500,000

 B- / B3

 SandRidge Energy, Inc., Floating Rate Note, 4/1/14

 2,429,578

 5,900,000

 B / Caa1

 Stone Energy Corp., 8.625%, 2/1/17

 6,018,000

 4,550,507

 NR / Baa2

 Tengizchevroil Finance Co., 6.124%, 11/15/14 (144A)

 4,664,269

 1,295,000

 BBB- / Baa2

 TNK-BP Finance SA, 6.625%, 3/20/17 (144A)

 1,314,425

 1,770,000

 BBB- / Baa2

 TNK-BP Finance SA, 7.25%, 2/2/20

 1,823,100

 4,160,000

 BBB- / Baa2

 TNK-BP Finance SA, 7.5%, 7/18/16 (144A)

 4,388,800

 1,250,000

 BBB- / Baa2

 TNK-BP Finance SA, 7.875%, 3/13/18 (144A)

 1,335,938

 3,120,000

 B / Caa1

 W&T Offshore, Inc., 8.5%, 6/15/19

 3,229,200

 $

 89,012,768

 Oil & Gas Refining & Marketing - 0.3%

 1,600,000

 A / A2

 Motiva Enterprises LLC, 5.75%, 1/15/20 (144A)

 $

 1,859,474

 3,125,000

 BBB / Baa2

 Reliance Holdings USA, Inc., 4.5%, 10/19/20

 2,839,384

 3,625,000

 BBB / Baa2

 Spectra Energy Capital, 6.2%, 4/15/18

 4,110,475

 2,410,000

 BB+ / Ba1

 Tesoro Corp., 9.75%, 6/1/19

 2,705,225

 4,354,000

 BBB / Baa2

 Valero Energy Corp., 9.375%, 3/15/19

 5,583,343

 $

 17,097,901

 Oil & Gas Storage & Transportation - 1.4%

 1,750,000

 BBB / Baa3

 Buckeye Partners LP, 6.05%, 1/15/18

 $

 1,938,249

 4,230,000

 BBB / Baa2

 DCP Midstream, 9.75%, 3/15/19

 5,514,181

 3,690,000

 BB / Ba1

 Enterprise Products Operating, 7.0%, 6/1/67

 3,620,813

 3,578,000

 BB / Ba1

 Enterprise Products Operating, Floating Rate Note, 8/1/66

 3,828,460

 11,890,000

 BBB / Baa2

 Kinder Morgan Energy Partners LP, 4.15%, 3/1/22

 12,093,747

 5,225,000

 BBB / Baa2

 Kinder Morgan Energy Partners LP, 5.95%, 2/15/18

 5,969,270

 6,870,000

 BB- / B2

 Niska Gas Storage US LLC, 8.875%, 3/15/18

 6,715,425

 5,100,000

 BBB- / Baa3

 Plains All America Pipeline, 6.125%, 1/15/17

 5,765,754

 5,035,000

 A / A3

 Questar Pipeline Co., 5.83%, 2/1/18

 5,890,154

 10,335,000

 BBB- / Ba1

 Rockies Express Pipeline LLC, 5.625%, 4/15/20

 9,842,393

 6,338,000

 BB / Ba1

 Southern Union Co., 7.2%, 11/1/66

 5,910,185

 2,100,000

 BBB / Baa2

 Spectra Energy Capital LLC, 6.75%, 7/15/18

 2,364,384

 3,204,000

 BB+ / Baa3

 Williams Companies, Inc., 7.75%, 6/15/31

 3,985,587

 $

 73,438,602

 Total Energy

 $

 244,451,142

 Materials - 4.3%

 Aluminum - 0.3%

 5,395,000

 BBB- / Baa3

 Alcoa, Inc., 6.15%, 8/15/20

 $

 5,605,276

 1,669,783

 6.83

 B / B2

 Noranda Aluminum Acquisition, Floating Rate Note, 5/15/15

 1,544,549

 5,500,000

 B / B2

 Novelis, Inc., 8.375%, 12/15/17

 5,843,750

 $

 12,993,575

 Commodity Chemicals - 0.4%

 4,385,000

 NR / WR

 Basell Finance Co., 8.1%, 3/15/27 (144A)

 $

 4,779,650

 2,690,000

 BBB- / Baa3

 Braskem Finance, Ltd., 7.375%, 12/31/99 (b)

 2,669,825

 7,250,000

 CCC+ / B3

 Hexion US Finance Corp., 8.875%, 2/1/18 (144A)

 6,796,875

 1,500,000

 BB- / Ba2

 Nova Chemicals Corp., 8.375%, 11/1/16

 1,635,000

 3,810,000

 BB / B1

 Rain CII Carbon LLC, 8.0%, 12/1/18

 3,819,525

 $

 19,700,875

 Construction Materials - 0.3%

 3,852,000

 6.72

 CCC+ / BBB-

 C10 Capital SPV, Ltd., Floating Rate Note, 12/31/49

 $

 1,983,780

 3,000,000

 6.64

 CCC+ / NR

 C8 Capital SPV, Ltd., Floating Rate Note, 12/31/49

 1,620,000

 4,500,000

 B- / NR

 Cemex SAB de CV, 5.300667%, 9/30/15

 3,346,875

 3,375,000

 B- / NR

 Cemex SAB de CV, 9.0%, 1/11/18

 2,691,563

 1,880,000

 BBB / Baa2

 Holcim, Ltd., 6.0%, 12/30/19 (144A)

 1,937,282

 4,215,000

 B- / Caa2

 Texas Industries, Inc., 9.25%, 8/15/20

 3,772,425

 1,750,000

 BBB / NR

 Voto-Votorantim Over, 6.625%, 9/25/19

 1,855,000

 $

 17,206,925

 Diversified Chemical - 0.1%

 2,825,000

 B / Ba3

 Ineos Finance Plc, 9.0%, 5/15/15 (144A)

 $

 2,867,375

 EURO

 2,450,000

 CCC / Caa1

 Ineos Group Holdings Plc, 7.875%, 2/15/16 (144A)

 2,346,297

 1,150,000

 CCC / Caa1

 Momentive Performance Materials, Inc., 9.0%, 1/15/21

 874,000

 EURO

 850,000

 NR / Caa1

 Momentive Performance Materials, Inc., 9.5%, 1/15/21

 803,021

 $

 6,890,693

 Diversified Metals & Mining - 0.9%

 6,575,000

 BBB- / Baa3

 AngloGold Ashanti Holdings, 5.375%, 4/15/20

 $

 6,531,967

 16,375,000

 BBB- / Baa3

 Gold Fields Orogen Holding BVI, 4.875%, 10/7/20

 14,458,159

 11,630,000

 BB- / B1

 Quadra FNX Mining, Ltd., 7.75%, 6/15/19

 13,156,438

 1,615,000

 BBB- / Baa2

 Southern Copper Corp., 5.375%, 4/16/20

 1,703,358

 3,635,000

 BB / Ba2

 Vedanta Resources Plc, 8.25%, 6/7/21

 2,817,125

 6,105,000

 BB / Ba2

 Vedenta Resources Plc, 9.5%, 7/18/18 (144A)

 5,250,300

 $

 43,917,347

 Fertilizers & Agricultural  Chemicals - 0.1%

 4,695,000

 BBB / Baa2

 Agrium, Inc., 6.75%, 1/15/19

 $

 5,663,649

 Forest Products - 0.0%

 1,650,000

 NR / Caa1

 Sino-Forest Corp., 6.25%, 10/21/17

 $

 412,500

 Metal & Glass Containers - 0.4%

 1,730,000

 B- / B2

 AEP Industries, Inc., 8.25%, 4/15/19

 $

 1,755,950

 EURO

 1,020,000

 BB- / Ba3

 Ardagh Glass Finance Plc, 9.25%, 7/1/16 (144A)

 1,386,036

 EURO

 10,108,000

 B- / B3

 Ardagh Packaging Finance Plc, 9.25%, 10/15/20

 11,805,859

 7,250,000

 B- / B3

 Ardagh Packaging Finance Plc, 9.125%, 10/15/20

 7,177,500

 $

 22,125,345

 Paper Packaging - 0.2%

 2,980,000

 B / Caa1

 Graham Packaging Co. LP, 8.25%, 1/1/17

 $

 3,084,598

 2,925,000

 BB- / B2

 Graphic Packaging International, Inc., 7.875%, 10/1/18

 3,115,125

 EURO

 3,325,000

 B / B2

 Nordenia Holdings GM, 9.75%, 7/15/17

 4,189,023

 2,000,000

 BB / B1

 Sealed Air Corp., 8.125%, 9/15/19

 2,190,000

 $

 12,578,746

 Paper Products - 0.2%

 2,000,000

 B+ / B1

 Appleton Papers, Inc., 10.5%, 6/15/15 (144A)

 $

 1,972,500

 3,850,000

 A- / Baa3

 Georgia-Pacific LLC, 5.4%, 11/1/20

 4,264,445

 2,100,000

 BB / Ba2

 Sappi Papier Holding GmbH, 6.625%, 4/15/21

 1,800,750

 $

 8,037,695

 Precious Metals & Minerals - 0.1%

 3,250,000

 BB- / Ba3

 Alrosa Finance SA, 8.875%, 11/17/14 (144A)

 $

 3,518,125

 3,175,000

 BB- / Ba3

 ALROSA Finance SA, 7.75%, 11/3/20

 3,159,125

 $

 6,677,250

 Specialty Chemicals - 0.2%

 3,670,000

 BBB / Baa2

 Cytec Industries, Inc., 8.95%, 7/1/17

 $

 4,390,182

 791,000

 BB- / Ba2

 Nova Chemicals Corp., 7.875%, 9/15/25

 759,360

 3,225,000

 B / B1

 Vertellus Specialtie, 9.375%, 10/1/15

 2,467,125

 $

 7,616,667

 Steel - 1.1%

 3,875,000

 CCC+ / Caa2

 Algoma Acquisition Corp., 9.875%, 6/15/15 (144A)

 $

 3,332,500

 3,645,000

 BBB- / Baa3

 Allegheny Technologies, Inc., 9.375%, 6/1/19

 4,654,953

 3,050,000

 BBB- / Baa3

 ArcelorMittal, 5.25%, 8/5/20

 2,769,589

 10,250,000

 BBB- / Baa3

 ArcelorMittal, 5.5%, 3/1/21

 9,408,567

 5,420,000

 BBB- / Baa3

 ArcelorMittal, 6.125%, 6/1/18

 5,352,586

 5,350,000

 BB+ / Ba1

 Commercial Metals Co., 7.35%, 8/15/18

 5,055,750

 5,550,000

 B+ / B3

 Essar Steel Algoma, Inc., 9.375%, 3/15/15

 5,383,500

 5,200,000

 BBB- / Baa3

 Hyundai Steel Co., 4.625%, 4/21/16

 5,183,183

 4,705,000

 NR / B2

 Metinvest BV, 10.25%, 5/20/15

 4,433,522

 5,675,000

 NR / B2

 Metinvest BV, 8.75%, 2/14/18

 4,662,013

 4,738,000

 B / B3

 Severstal Columbus LLC, 10.25%, 2/15/18 (144A)

 4,963,055

 $

 55,199,218

 Total Materials

 $

 219,020,485

 Capital Goods - 3.0%

 Aerospace & Defense - 0.2%

 2,600,000

 BB- / Ba3

 GeoEye, Inc., 9.625%, 10/1/15

 $

 2,847,000

 6,250,000

 B- / B3

 TransDigm, Inc., 7.75%, 12/15/18

 6,718,750

 $

 9,565,750

 Building Products - 0.3%

 4,025,000

 BB+ / Ba3

 Building Materials Corp. of America, 6.75%, 5/1/21

 $

 4,226,250

 3,438,000

 BBB- / Ba2

 Masco Corp., 5.85%, 3/15/17

 3,431,873

 9,170,000

 BBB- / Ba2

 Masco Corp., 7.125% 3/15/20

 9,254,584

 $

 16,912,707

 Construction & Engineering - 0.2%

 3,400,000

 BB- / Ba3

 Dycom Investments, Inc., 7.125%, 1/15/21

 $

 3,434,000

 8,675,000

 B+ / Ba3

 Empresas ICA SAB de CV, 8.9%, 2/4/21

 7,764,125

 $

 11,198,125

 Construction & Farm Machinery & Heavy Trucks - 0.3%

 5,880,000

 B+ / Caa1

 American Railcar, 7.5%, 3/1/14

 $

 5,880,000

 2,900,000

 BB- / Ba2

 Boart Longyear Management, 7.0%, 4/1/21

 2,943,500

 1,125,000

 B- / B2

 Commercial Vehicle Group, Inc., 7.875%, 4/15/19

 1,082,813

 1,345,000

 A / Baa2

 Cummins, Inc., 6.75%, 2/15/27

 1,638,556

 1,200,000

 BB / B2

 Oshkosh Corp., 8.5%, 3/1/20

 1,236,000

 1,100,000

 B+ / B1

 Titan International, Inc., 7.875%, 10/1/17

 1,144,000

 $

 13,924,869

 Electrical Component & Equipment - 0.4%

 3,679,000

 BB / Ba2

 Anixter International Corp., 5.95%, 3/1/15

 $

 3,724,988

 6,520,000

 B+ / Ba2

 Belden CDT, Inc., 7.0%, 3/15/17

 6,511,850

 3,932,000

 B / B3

 Coleman Cable, Inc., 9.0%, 2/15/18

 3,897,595

 3,100,000

 BBB / Baa2

 Thomas & Betts Corp., 5.625%, 11/15/21

 3,387,302

 3,500,000

 B / B2

 WireCo WorldGroup, 9.5%, 5/15/17

 3,517,500

 $

 21,039,235

 Industrial Conglomerates - 0.2%

 EURO

 1,400,000

 BB- / Ba3

 Mark IV Europe SCA, 8.875%, 12/15/17

 $

 1,829,930

 2,600,000

 CCC+ / B3

 Park-Ohio Industries, Inc., 8.125%, 4/1/21

 2,561,000

 4,485,000

 BBB / Baa2

 Tyco Electronics Group SA, 6.55%, 10/1/17

 5,181,063

 750,000

 A- / A3

 Tyco International Finance SA, 8.5%, 1/15/19

 966,059

 $

 10,538,052

 Industrial Machinery - 0.4%

 3,020,000

 BBB+ / Baa1

 Ingersoll-Rand Global Holdings, 9.5%, 4/15/14

 $

 3,510,360

 6,050,000

 B / Caa1

 Liberty Tire Recycling, 11.0%, 10/1/16

 6,034,875

 4,335,000

 CCC+ / Caa2

 Mueller Water Products, 7.375%, 6/1/17

 3,944,850

 3,830,000

 BBB- / Baa3

 Valmont Industries, Inc., 6.625%, 4/20/20

 4,432,980

 7,210,000

 B+ / Aaa

 WPE International, 10.375%, 9/30/20

 6,416,900

 $

 24,339,965

 Trading Companies & Distributors - 0.9%

 3,950,000

 BB- / Ba2

 Ace Hardware Corp., 9.125%, 6/1/16 (144A)

 $

 4,187,000

 12,603,000

 BBB- / BBB-

 Aviation Capital Group Corp., 6.75%, 4/6/21

 11,874,295

 13,500,000

 B / B2

 Avis Budget Car Rental LLC, 8.25%, 1/15/19

 13,398,750

 6,795,000

 BBB / Baa1

 GATX Financial Corp., 6.0%, 2/15/18

 7,535,784

 8,630,000

 BBB / Baa2

 Glencore Funding LLC, 6.0%, 4/15/14 (144A)

 8,914,091

 $

 45,909,920

 Total Capital Goods

 $

 153,428,623

 Commercial Services & Supplies - 0.1%

 Diversified Support Services - 0.0%

 2,075,000

 B+ / B1

 Iron Mountain, Inc., 7.75%, 10/1/19

 $

 2,191,719

 Diversified Support Services & Logistics - 0.1%

 765,000

 CCC+ / Caa1

 Ceva Group Plc, 11.5%, 4/1/18 (144A)

 $

 690,413

 355,000

 CCC+ / Caa1

 Ceva Group Plc, 11.625%, 10/1/16

 352,338

 EURO

 1,924,000

 CCC+ / Caa2

 Ceva Group Plc, 8.5%, 12/1/14 (144A)

 1,693,164

 $

 2,735,915

 Total Commercial Services & Supplies

 $

 4,927,634

 Transportation - 0.8%

 Airlines - 0.4%

 7,050,000

 BBB- / Baa3

 American Airlines 2011-2 Class A Pass Through Trust, 8.625%, 10/15/21

 $

 7,191,000

 381,277

 B- / Ba3

 Continental Airlines, Inc., 7.461%, 4/1/13

 369,992

 1,082,684

 BB / Ba1

 Continental Airlines, Inc., 6.795%, 8/2/18

 1,035,262

 2,907,314

 A- / Baa2

 Delta Airlines, Inc., 4.95%, 11/23/19

 2,943,656

 46,876

 B+ / WR

 Delta Airlines, Inc., 7.779%, 1/2/12 (b)

 46,876

 6,515,000

 B / NR

 TAM Capital 3, Inc., 8.375%, 6/3/21

 6,580,150

 $

 18,166,936

 Marine - 0.1%

 3,659,999

 NR / NR

 Horizon Lines, Inc., 6.0%, 4/15/17

 $

 2,836,499

 2,033,333

 NR / NR

 Horizon Lines, Inc., 6.0%, 4/15/17

 1,464,000

 $

 4,300,499

 Railroads - 0.1%

 3,890,000

 BB / Ba3

 Kansas City Southern Railway, 8.0%, 6/1/15

 $

 4,128,263

 Trucking - 0.2%

 4,200,000

 BBB- / Baa2

 Asciano Finance, Ltd., 5.0%, 4/7/18

 $

 4,211,537

 9,335,000

 NR / Ba2

 Inversiones Alsacia SA, 8.0%, 8/18/18

 7,094,600

 3,675,000

 B- / Caa1

 Swift Services Holdings, Inc., 10.0%, 11/15/18

 3,867,938

 $

 15,174,075

 Total Transportation

 $

 41,769,773

 Automobiles & Components - 0.1%

 Auto Parts & Equipment - 0.1%

 2,480,000

 CCC+ / Caa1

 Allison Transmission, 11.0%, 11/1/15 (144A)

 $

 2,616,400

 Automobile Manufacturers - 0.0%

 750,000

 B / B2

 Chrysler Group LLC, 8.0%, 6/15/19

 $

 686,250

 1,390,000

 BBB / Baa2

 Hyundai Motor Manufacturer, 4.5%, 4/15/15

 1,423,210

 $

 2,109,460

 Total Automobiles & Components

 $

 4,725,860

 Consumer Durables & Apparel - 0.5%

 Homebuilding - 0.1%

 4,110,000

 BB- / Ba3

 Desarrolladora Homex SAB de CV, 9.5%, 12/11/19 (144A)

 $

 3,996,975

 2,244,000

 NR / Ba3

 Urbi Desarrollos Urbanos, 9.5%, 1/21/20

 2,266,440

 $

 6,263,415

 Household Appliances - 0.0%

 4,090,000

 BBB- / Baa3

 Whirlpool Corp., 5.5%, 3/1/13

 $

 4,250,537

 Housewares & Specialties - 0.3%

 9,339,000

 BB+ / NR

 Controladora Mabe SA de CV, 7.875%, 10/28/09

 $

 9,292,305

 4,175,000

 BB / Ba3

 Reynolds Group Issue, 7.125%, 4/15/19

 4,248,063

 2,455,000

 CCC+ / B3

 Yankee Acquisition Corp., 9.75%, 2/15/17

 2,393,625

 $

 15,933,993

 Total Consumer Durables & Apparel

 $

 26,447,945

 Consumer Services - 1.2%

 Casinos & Gaming - 0.5%

 EURO

 6,415,000

 B / B2

 Codere Finance SA, 8.25%, 6/15/15 (144A)

 $

 7,637,824

 EURO

 7,530,000

 8.25

 BB / Ba2

 Lottomatica S.p.A., Floating Rate Note Rate, 3/31/66 (144A)

 7,598,147

 1,875,000

 NR / WR

 Mashantucket Pequot Tribe, 8.5%, 11/15/15 (144A)

 84,375

 EURO

 4,041,000

 B- / B3

 Peermont Global, Ltd., 7.75%, 4/30/14 (144A)

 4,183,733

 2,310,000

 BB- / B1

 Scientific Games Corp., 7.875%, 6/15/16

 2,338,875

 4,274,000

 BB- / B1

 Scientific Games International, Inc., 9.25%, 6/15/19 (144A)

 4,530,440

 1,780,000

 CCC / Caa2

 Shingle Springs Tribal, 9.375%, 6/15/15 (144A)

 1,005,700

 $

 27,379,094

 Education Services - 0.3%

 3,475,000

 AAA / Aaa

 Leland Stanford Junior University, 4.75%, 5/1/19

 $

 4,038,193

 4,000,000

 AAA / Aaa

 Massachusetts Institute of Technology, 5.6%, 7/1/11

 5,502,520

 2,800,000

 AA / Aa1

 University of Southern California, 5.25%, 10/1/11

 3,513,160

 $

 13,053,873

 Restaurants - 0.2%

 4,186,000

 BBB- / Ba2

 Arcos Dorados SA, 7.5%, 10/1/19

 $

 4,625,530

 4,000,000

 B- / B3

 Burger King Corp., 9.875%, 10/15/18

 4,355,000

 $

 8,980,530

 Specialized Consumer Services - 0.2%

 5,322,000

 BB- / Ba3

 Service Corp. International, 8.0%, 11/15/21

 $

 5,934,030

 4,960,000

 BB- / Ba3

 Service Corp. International, 7.0%, 5/15/19

 5,220,400

 $

 11,154,430

 Total Consumer Services

 $

 60,567,927

 Media - 0.8%

 Broadcasting - 0.7%

 5,100,000

 BB- / B1

 CCO Holdings LLC, 7.25%, 10/30/17

 $

 5,374,125

 3,700,000

 BB- / B1

 CCO Holdings LLC, 7.375%, 6/1/20

 3,903,500

 3,390,000

 BBB+ / Baa1

 Grupo Telivisa SA, 6.0%, 5/15/18 (144A)

 3,773,477

 28,535

 CCC+ / Caa3

 Intelsat Bermuda, Ltd., 11.5%, 2/4/17

 27,536

 7,100,000

 CCC+ / Caa3

 Intelsat Bermuda, Ltd., 11.5%, 2/4/17 (144A)

 6,851,500

 6,400,000

 NR / Baa3

 Myriad International Holdings, 6.375%, 7/28/17

 6,816,000

 EURO

 7,260,000

 B / B1

 Nara Cable Funding, Ltd., 8.875%, 12/1/18

 8,268,076

 4,125,000

 B- / Caa1

 Telesat Canada, 12.5%, 11/1/17

 4,609,688

 $

 39,623,902

 Cable & Satellite - 0.0%

 1,100,000

 BBB / Baa2

 Time Warner Cable, Inc., 8.25%, 4/1/19

 $

 1,381,613

 640,000

 BBB / Baa2

 Time Warner Cable, Inc., 8.75, 2/14/19

 817,235

 $

 2,198,848

 Total Media

 $

 41,822,750

 Retailing - 0.5%

 Distributors - 0.1%

 5,538,000

 B / B2

 Minerva Overseas II, 10.875%, 11/15/19 (144A)

 $

 4,887,285

 Internet Retail - 0.4%

 9,735,000

 BBB- / Ba1

 Expedia, Inc., 5.95%, 8/15/20

 $

 9,817,086

 1,785,000

 BBB- / Ba1

 Expedia, Inc., 8.5%, 7/1/16 (144A)

 1,925,042

 7,395,000

 B / B3

 Ticketmaster, 10.75%, 8/1/16

 7,875,675

 $

 19,617,803

 Total Retailing

 $

 24,505,088

 Food & Drug Retailing - 0.1%

 Drug Retail - 0.1%

 1,133,520

 BBB+ / Baa2

 CVS Pass-Through Trust, 6.036%, 12/10/28

 $

 1,179,643

 5,896,926

 BBB+ / Baa2

 CVS Pass-Through Trust, 5.773%, 1/10/33

 6,027,130

 $

 7,206,773

 Total Food & Drug Retailing

 $

 7,206,773

 Food, Beverage & Tobacco - 0.8%

 Agricultural Products - 0.3%

 12,670,000

 BBB- / Ba1

 Viterra, Inc., 5.95%, 8/1/20

 $

 12,948,170

 Brewers - 0.1%

 4,255,000

 A- / Baa1

 Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19

 $

 5,510,902

 Packaged Foods & Meats - 0.3%

 750,000

 NR / B1

 Bertin, Ltd., 10.25%, 10/5/16 (144A)

 $

 751,875

 2,000,000

 CCC+ / B3

 Del Monte Corp., 7.625%, 2/15/19

 1,920,000

 1,038,898

 NR / NR

 Independencia International, 12.0%, 12/30/16 (144A)

 5,194

 7,400,000

 BB / B1

 JBS Finance II, Ltd., 8.25%, 1/29/18

 6,715,500

 3,305,000

 BBB- / Baa2

 Kraft Foods, Inc., 6.5%, 2/9/40

 4,299,607

 6,750,000

 B+ / B1

 Marfrig Overseas, Ltd., 9.5%, 5/4/20 (144A)

 4,995,000

 $

 18,687,176

 Tobacco - 0.1%

 7,950,000

 B / B2

 Alliance One International, Inc., 10.0%, 7/15/16

 $

 7,155,000

 Total Food, Beverage & Tobacco

 $

 44,301,248

 Household & Personal Products - 0.0%

 Personal Products - 0.0%

 2,100,000

 BB- / Ba3

 Hypermarcas SA, 6.5%, 4/20/21

 $

 1,863,750

 Total Household & Personal Products

 $

 1,863,750

 Health Care Equipment & Services - 0.5%

 Health Care Facilities - 0.1%

 4,000,000

 BB / Ba3

 HCA, Inc., 6.5%, 2/15/20

 $

 4,150,000

 1,700,000

 BB / Ba3

 HCA, Inc., 7.875%, 2/15/20

 1,836,000

 1,430,000

 BB / Ba3

 HCA, Inc., 8.5%, 4/15/19

 1,565,850

 800,000

 B- / B3

 Vanguard Health Holding Co. II LLC, 7.75%, 2/1/19

 768,000

 $

 8,319,850

 Health Care Services - 0.1%

 5,413,000

 CCC / Caa2

 Gentiva Health Services, Inc., 11.5%, 9/1/18

 $

 4,445,426

 Health Care Supplies - 0.1%

 3,105,000

 B- / B3

 Biomet, Inc., 10.375%, 10/15/17

 $

 3,361,163

 4,100,000

 B / B2

 Inverness Medical Innovations, 7.875%, 2/1/16

 4,110,250

 $

 7,471,413

 Managed Health Care - 0.1%

 6,700,000

 BB+ / Ba3

 Amerigroup Corp., 7.5%, 11/15/19

 $

 6,901,000

 Total Health Care Equipment & Services

 $

 27,137,689

 Pharmaceuticals & Biotechnology - 0.3%

 Biotechnology - 0.1%

 5,610,000

 B+ / B3

 Warner Chilcott Co. LLC, 7.75%, 9/15/18

 $

 5,729,213

 Pharmaceuticals - 0.1%

 9,170,000

 BB / B1

 Valeant Pharmaceuticals International, Inc., 6.875%, 12/1/18

 $

 9,147,075

 Total Pharmaceuticals & Biotechnology

 $

 14,876,288

 Banks - 5.3%

 Diversified Banks - 3.3%

 70,000,000

 AAA / Aaa

 Asian Development Bank, 3.375%, 5/20/14

 $

 12,027,391

 AUD

 6,950,000

 AAA / Aaa

 Asian Development Bank, 0.5%, 3/27/13

 6,801,179

 5,300,000

 BBB / Baa2

 Banco de Credito del Peru, 5.375%, 9/16/20

 5,171,740

 10,155,000

 NR / Baa3

 Banco de Credito del Peru, 6.875%, 9/16/26

 10,383,488

 1,753,000

 BB+ / NR

 Banco de Credito del Peru, 9.75%, 11/6/69

 1,980,890

 1,700,000

 6.94

 NR / Ba2

 Banco Macro SA, Floating Rate Note, 6/7/12

 1,088,000

 14,650,000

 NR / Baa2

 BanColombia SA, 5.95%, 6/3/21

 14,704,938

 3,060,000

 A+ / Aa3

 Barclays Bank Plcc, 5.125%, 1/8/20

 3,143,296

 6,400,000

 BB+ / NR

 BBVA Banco Continental via Continental Trustees Cayman, Ltd., 7.375%, 10/7/40 (144A)

 6,462,720

 16,500,000

 NR / A2

 BBVA Bancomer SA, 6.5%, 3/10/21

 15,901,875

 AUD

 1,000,000

 AAA / Aaa

 Council of Europe, 5.5%, 1/18/12

 1,022,441

 4,150,000

 BBB- / Baa1

 Credit Agricole SA, 8.375%, 12/13/49

 3,112,500

 1,900,000

 A / A1

 Export-Import Bank of Korea, 5.875%, 1/14/15

 2,037,701

 2,770,000

 A / A1

 Industrial Bank of Korea, 7.125%, 4/23/14

 3,025,411

 NOK

 168,720,000

 AAA / Aaa

 International Bank for Reconstruction & Development, 3.25%, 4/14/14

 28,927,305

 AUD

 11,350,000

 AAA / Aaa

 International Bank for Reconstruction & Development, 5.75%, 10/21/19

 12,379,482

 1,125,000

 A / A2

 Intesa Sanpaolo S.p.A., 6.5%, 2/24/21

 923,295

 2,420,000

 B / B2

 Kazkommerts International BV, 8.0%, 11/3/15

 2,153,800

 13,825,000

 A / A2

 Northgroup Preferred Capital Corp., 6.378%, 1/29/49

 12,324,849

 TRY

 29,560,000

 AA / Aaa

 Rabobank Nederland NV, 0.0%, 3/3/15

 11,453,912

 5,150,000

 NR / Aaa

 Rabobank Nederland NV, 6.875%, 3/19/20

 5,668,481

 3,900,000

 3.10

 A / NR

 Scotiabank Peru SA, Floating Rate Note, 3/15/17 (144A)

 3,883,331

 6,900,000

 A / A2

 Standard Chartered Plc, 3.85%, 4/27/15 (144A)

 6,944,595

 $

 171,522,620

 Regional Banks - 1.9%

 1,180,000

 BBB+ / A2

 American Express Bank FSB, 5.5%, 4/16/13

 $

 1,233,399

 6,843,000

 BBB- / Baa3

 Banco Internacional del Peru, 5.75%, 10/7/20 (144A)

 6,603,495

 10,765,000

 BB / Baa3

 Capitial One Capital VI, 8.875%, 5/15/40

 11,172,897

 1,500,000

 A / NR

 Cobank ACB, 7.875%, 4/16/18 (144A)

 1,794,845

 2,850,000

 A / Aa3

 Mellon Funding Corp., 5.5%, 11/15/18

 3,158,618

 1,809,000

 A / A3

 PNC Bank NA, 6.0%, 12/7/17

 2,009,396

 17,335,000

 BBB / Baa3

 PNC Financial Services Group, 6.75%, 7/29/49

 16,952,417

 15,455,000

 8.25

 BBB / Baa3

 PNC Financial Services Group, Floating Rate Note, 5/29/49

 15,813,633

 4,600,000

 8.70

 BBB / Baa3

 PNC Preferred Funding Trust III, Floating Rate Note, 3/29/49

 4,675,118

 15,896,000

 A / A3

 Sovereign Bancorp, 8.75%, 5/30/18

 17,723,865

 15,515,000

 BBB+ / Baa1

 State Street Capital, 8.25%, 1/29/49

 15,262,571

 2,195,000

 A+ / A1

 Wachovia Bank NA, 6.0%, 11/15/17

 2,423,769

 660,000

 BBB+ / Baa3

 Wachovia Capital Trust III, 5.8%, 3/15/42

 552,750

 $

 99,376,773

 Thrifts & Mortgage Finance - 0.0%

 1,550,000

 BB- / Ba1

 Alfa Bank OJSC Via Alfa Bond I, 7.875%, 9/25/17

 $

 1,464,750

 DKK

 751

 AAA / Aa1

 Nykredit Realkredit, 6.0%, 10/1/29

 143

 DKK

 33,980

 AAA / Aa1

 Nykredit Realkredit, 7.0%, 7/1/32

 6,635

 $

 1,471,528

 Total Banks

 $

 272,370,921

 Diversified Financials - 3.5%

 Asset Management & Custody Banks - 0.4%

 7,360,000

 BBB+ / Baa2

 Ameriprise Financial, 7.518%, 6/1/66

 $

 7,415,200

 5,650,000

 NR / B1

 Intercorp Retail Trust, 8.875%, 11/14/18

 5,833,625

 4,430,000

 BBB- / Baa3

 Janus Capital Group, Inc., 6.95%, 6/15/17

 4,701,054

 $

 17,949,879

 Consumer Finance - 0.4%

 10,130,000

 BBB / Baa1

 Banque PSA Finance, 5.75%, 4/4/21

 $

 9,148,170

 2,030,000

 BBB / Baa1

 Capital One Bank USA NA, 8.8%, 7/15/19

 2,322,300

 CNY

 21,000,000

 A / A2

 Caterpillar Financial Services, 1.35%, 7/12/13

 3,287,954

 200,000

 A / A2

 Caterpillar Financial Services, 7.05%, 10/1/18

 253,666

 1,240,000

 BBB / Baa2

 Hyundai Capital America, 3.75%, 4/6/16

 1,236,180

 1,200,000

 BBB / Baa2

 Hyundai Capital America, 4.0%, 6/8/17

 1,187,395

 2,550,000

 BBB+ / Baa2

 Hyundai Capital Services, Inc., 4.375%, 7/27/16

 2,600,640

 4,559,000

 4.00

 BBB- / Ba1

 SLM Corp., Floating Rate Note, 7/25/14

 4,231,937

 5,195,000

 B / B3

 Springleaf Finance Corp., 6.9%, 12/15/17

 3,740,400

 $

 28,008,642

 Diversified Financial Services - 0.2%

 9,255,000

 BBB+ / Baa2

 Alterra Finance LLC, 6.25%, 9/30/20

 $

 9,748,264

 $

 9,748,264

 Investment Banking & Brokerage - 2.1%

 1,348,177

 BBB- / NR

 Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)

 $

 1,482,051

 12,390,000

 BBB / Baa3

 Cantor Fitzgerald LP, 7.875%, 10/15/19

 11,948,420

 25,490,000

 5.79

 BB+ / Baa2

 Goldman Sachs Capital, Floating Rate Note, 6/1/43

 15,676,350

 7,115,000

 BBB / Baa2

 Jefferies Group, Inc., 5.125%, 4/13/18

 6,261,200

 11,745,000

 BBB / Baa2

 Jefferies Group, Inc., 6.875%, 4/15/21

 10,570,500

 1,425,000

 BBB / Baa2

 Jefferies Group, Inc., 8.5%, 7/15/19

 1,446,375

 3,275,000

 A- / A2

 Macquarie Bank, Ltd., 6.625%, 4/7/21

 3,019,409

 7,750,000

 A- / A2

 Macquarie Group, Ltd., 6.25%, 1/14/21

 7,403,939

 5,350,000

 A- / A2

 Macquarie Group, Ltd., 7.625%, 8/13/19

 5,489,303

 5,825,000

 A- / A2

 Macquarie Group, Ltd., 6.0%, 1/14/20

 5,463,873

 3,820,000

 A- / Baa1

 Merrill Lynch & Co., 5.45%, 2/5/13

 3,847,768

 5,900,000

 A- / A2

 Morgan Stanley Dean Witter, 5.5%, 1/26/20

 5,370,623

 7,630,000

 A- / A2

 Morgan Stanley Dean Witter, 6.625%, 4/1/18

 7,534,190

 9,000,000

 BBB / Baa2

 Raymond James Financial, Inc., 4.25%, 4/15/16

 9,194,589

 9,553,000

 NR / Baa3

 Scottrade Financial Services, Inc., 6.125%, 7/11/21

 9,588,356

 $

 104,296,946

 Multi-Sector Holding - 0.3%

 4,710,000

 BBB- / NR

 Gruposura Finance, 5.7%, 5/18/21

 $

 4,710,000

 9,100,000

 AA / Aa3

 IPIC GMTN, Ltd., 5.5%, 3/1/22

 9,100,000

 $

 13,810,000

 Specialized Finance - 0.3%

 6,180,000

 BBB+ / Baa1

 BM&FBovespa SA, 5.5%, 7/16/20

 $

 6,334,500

 8,810,000

 7.68

 CCC- / Caa2

 NCO Group, Inc., Floating Rate Note, 11/15/13

 8,215,325

 $

 14,549,825

 Total Diversified Financials

 $

 188,363,556

 Insurance - 6.4%

 Insurance Brokers - 0.2%

 565,000

 CCC+ / Caa1

 Hub International Holdings, 10.25%, 6/15/15 (144A)

 $

 560,763

 6,715,000

 BBB- / Baa3

 Ironshore Holdings US, Inc., 8.5%, 5/15/20 (144A)

 7,361,789

 GBP

 2,125,000

 NR / B1

 Towergate Finance Plc, 8.5%, 2/15/18

 2,900,655

 1,700,000

 6.68

 CCC / B3

 USI Holdings Corp., Floating Rate Note, 11/15/14

 1,551,250

 $

 12,374,457

 Life & Health Insurance - 1.2%

 9,970,000

 BBB / Baa3

 Delphi Financial Group, Inc., 7.875%, 1/31/20

 $

 11,334,016

 3,200,000

 BBB- / Baa3

 Forethought Financial Group, 8.625%, 4/15/21

 3,235,702

 11,729,000

 BBB / Ba1

 Lincoln National Corp., 6.05%, 4/20/67

 9,764,393

 2,565,000

 A- / Baa2

 Lincoln National Corp., 8.75%, 7/1/19

 3,119,961

 7,202,000

 BBB / Baa2

 MetLife, Inc., 10.75%, 8/1/39

 9,506,640

 7,630,000

 A- / Baa2

 Protective Life Corp., 7.375%, 10/15/19

 8,467,232

 1,770,000

 A / Baa2

 Prudential Financial, Inc., 5.1%, 9/20/14

 1,903,734

 4,000,000

 A / Baa2

 Prudential Financial, Inc., 5.15%, 1/15/13

 4,141,184

 755,000

 A / Baa2

 Prudential Financial, Inc., 6.2%, 1/15/15

 825,030

 5,519,000

 BBB+ / Baa3

 Prudential Financial, Inc., 8.875%, 6/15/38

 6,319,255

 3,400,000

 BBB- / Baa3

 Unum Group, 5.625%, 9/15/20

 3,500,881

 $

 62,118,028

 Multi-Line Insurance - 0.8%

 12,540,000

 BBB / Baa3

 Genworth Financial, Inc., 7.2%, 2/15/21

 $

 11,443,578

 4,525,000

 BBB / Baa3

 Genworth Financial, Inc., 7.625%, 9/24/21

 4,230,870

 14,965,000

 BB / Baa3

 Liberty Mutual Group, Inc., 7.0%, 3/15/37 (144A)

 12,570,600

 1,560,000

 BBB- / Baa2

 Liberty Mutual Group, Inc., 7.3%, 6/15/14 (144A)

 1,670,189

 6,970,000

 BBB- / Baa2

 Liberty Mutual Group, Inc., 5.0%, 6/1/21

 6,829,945

 1,000,000

 A / A2

 Metropolitan Life, Inc., 7.7%, 11/1/15

 1,133,785

 6,525,000

 BBB / Baa2

 Liberty Mutual Insurance, 7.697%, 10/15/97 (144A)

 6,166,915

 $

 44,045,882

 Property & Casualty Insurance - 0.8%

 7,171,000

 BBB- / Baa3

 Hanover Insurance Group, 7.625%, 10/15/25

 $

 8,162,878

 12,600,000

 BBB- / Baa3

 Hanover Insurance Group, Inc., 6.375%, 6/15/21

 13,573,715

 500,000

 A- / A3

 The Allstate Corp., 6.75%, 5/15/18

 584,410

 2,700,000

 BBB- / Baa3

 The Hanover Insurance Group, Inc., 7.5%, 3/1/20

 3,094,241

 4,500,000

 BBB / Baa3

 White Mountains Group, Ltd., 6.375%, 3/20/17

 4,719,821

 10,835,000

 BB+ / Ba2

 White Mountains Group, Ltd., 7.506%, 5/29/49

 9,871,118

 $

 40,006,183

 Reinsurance - 3.2%

 1,600,000

 B+ / NR

 Atlas V Capital, Ltd., 11.87211%, 2/24/12

 $

 1,618,880

 EURO

 900,000

 B- / NR

 Atlas VI Capital, Ltd., 11.5694%, 4/7/14

 1,169,279

 1,400,000

 7.19

 BB+ / NR

 Blue Fin, Ltd., Floating Rate Note, 4/10/12

 1,391,320

 250,000

 13.75

 BB- / NR

 Blue Fin, Ltd., Floating Rate Note, 416/12 CATBOND (144A)

 255,900

 1,200,000

 0.00

 BB / NR

 Blue Fin, Ltd., Floating Rate Note, 5/28/13 (144A)

 1,245,360

 2,500,000

 0.00

 BB+ / NR

 Caelus Re II, Ltd., Floating Rate Note, 5/24/13

 2,528,750

 400,000

 NR / NR

 Compass Re, Ltd., 0.0%, 1/8/15

 396,320

 2,900,000

 NR / NR

 Compass Re, Ltd., 0.0%, 1/8/15

 2,892,170

 3,800,000

 BB+ / NR

 Foundation Re III, Ltd., 0.0%, 2/25/15

 3,779,480

 4,050,000

 0.00

 BB / A2

 Foundation Re III, Ltd., Floating Rate Note, 2/3/14 CATBOND

 4,048,380

 1,775,000

 12.03

 NR / B3

 Globecat, Ltd., Floating Rate Note, 1/2/13 Cat Bond (144A)

 1,751,925

 250,000

 8.78

 NR / B1

 Globecat, Ltd., Floating Rate Note, 1/2/13 Cat Bond (144A)

 251,125

 425,000

 0.00

 B / NR

 Ibis Re, Ltd., Floating Rate Note, 5/3/13 (144A)

 431,758

 2,200,000

 6.20

 BB- / NR

 Ibis Re, Ltd., Floating Rate Note, 5/3/13 (144A)

 2,203,960

 TRY

 7,900,000

 A / Aa3

 JPMorgan Chase & Co., 0.0%, 10/4/17

 2,268,327

 22,690,000

 BBB / Baa1

 JPMorgan Chase & Co., 7.9%, 4/29/49

 24,157,816

 7,250,000

 BB / NR

 Lodestone Re, Ltd., 0.0%, 1/8/14

 7,143,425

 4,450,000

 BB / NR

 Lodestone Re, Ltd., 0.0%, 1/8/14

 4,426,860

 4,700,000

 BB / NR

 Lodestone Re, Ltd., 0.0%, 5/17/13 (144A)

 4,717,860

 4,900,000

 8.37

 BB- / NR

 Lodestone Re, Ltd., Floating Rate Note,  5/17/13 (144A)

 4,908,330

 4,000,000

 9.83

 BB- / NR

 Loma Reinsurance, Ltd., Floating Rate Note, 12/21/12

 4,108,000

 700,000

 0.00

 CC / NR

 Mariah Re, Ltd., Floating Rate Note, 1/8/14

 70

 1,000,000

 13.58

 CCC+ / NR

 Montana Re, Ltd., Floating Rate Note, 12/7/12

 992,300

 250,000

 B / NR

 MultiCat Mexico 2009, 0.0%, 10/19/12

 255,150

 250,000

 B / NR

 MultiCat Mexico 2009, 0.0%, 10/19/12

 254,950

 1,400,000

 12.25

 BB / NR

 Mystic Re, Floating Rate Note, 3/20/12

 1,423,940

 11,885,000

 BBB / BBB+

 Platinum Underwriters HD, 7.5%, 6/1/17

 12,508,071

 3,700,000

 7.60

 BB- / NR

 Queen Street II Capital, Ltd., 0.0%, 4/9/14

 3,688,900

 1,000,000

 B+ / NR

 Queen Street III Capital, 0.0%, 7/28/14

 990,800

 2,000,000

 0.08

 BB- / NR

 Queen Street IV Capital, Ltd., 0.0%, 4/9/15

 1,948,200

 8,470,000

 A- / Baa1

 Reinsurance Group of America, Inc., 6.45%  111519

 9,515,596

 11,925,000

 BBB- / Baa3

 Reinsurance Group of America, Inc., 6.75%, 12/15/65

 10,338,045

 3,250,000

 BB / NR

 Residential Reinsurance 2010, Ltd., 0.0%, 6/6/13

 3,269,500

 3,500,000

 B+ / NR

 Residential Reinsurance 2010, Ltd., 0.0%, 6/6/15

 3,556,700

 3,800,000

 0.00

 BB / NR

 Residential Reinsurance 2010, Ltd., Floating Rate Note, 6/6/13 (144A)

 3,839,140

 2,950,000

 0.00

 B+ / NR

 Residential Reinsurance 2010, Ltd., Floating Rate Note, 6/6/13 (144A)

 3,008,410

 4,600,000

 B- / NR

 Successor X, Ltd., 0.0%, 1/7/14

 4,642,320

 725,000

 B- / NR

 Successor X, Ltd., 11.251351%, 11/10/15

 717,388

 1,250,000

 B- / NR

 Successor X, Ltd., 9.87982%, 4/4/13 CATBOND

 1,254,875

 250,000

 14.58

 B- / NR

 Successor X, Ltd., Floating Rate Note, 12/13/13

 253,375

 6,600,000

 9.43

 B / NR

 Successor X, Ltd., Floating Rate Note, 2/25/14

 6,607,920

 750,000

 13.00

 NR / NR

 Successor X, Ltd., Floating Rate Note, 2/25/14

 763,650

 7,740,000

 BBB / Baa2

 Validus Holdings, Ltd., 8.875%, 1/26/40

 8,455,942

 13,480,000

 BBB- / Ba1

 XL Group Plc, 6.5%, 3/29/49

 10,548,100

 $

 164,528,567

 Total Insurance

 $

 323,073,117

 Real Estate - 2.1%

 Diversified Real Estate Activities - 0.4%

 15,725,000

 BBB+ / Baa1

 Dexus Diversified Trust, 5.6%, 3/15/21

 $

 15,979,997

 5,680,000

 A- / A2

 WEA Finance LLC, 7.125%, 4/15/18

 6,348,099

 $

 22,328,096

 Diversified Real Estate Investment Trust - 0.5%

 4,760,000

 BBB+ / Baa1

 Dexus Finance Pty, Ltd., 7.125%, 10/15/14

 $

 5,198,248

 3,610,000

 BBB / Baa2

 Digital Realty Trust LP, 4.5%, 7/15/15

 3,682,186

 3,125,000

 BBB / Baa2

 Digital Realty Trust LP, 5.25%, 3/15/21

 3,130,847

 1,415,000

 BBB / Baa2

 Digital Realty Trust LP, 5.875%, 2/1/20

 1,472,249

 12,275,000

 BBB / Baa3

 Goodman Funding Pty, Ltd., 6.375%, 4/15/21

 12,490,095

 $

 25,973,625

 Office Real Estate Investment Trust - 0.0%

 980,000

 BBB / Baa2

 Mack-Cali Realty Corp., 7.75%, 8/15/19

 $

 1,167,797

 Real Estate Operating Companies - 0.0%

 217,109

 7.09

 B / NR

 Alto Palermo SA, Floating Rate Note, 6/11/12 (144A)

 $

 66,175

 200,000

 B- / B3

 Forest City Enterprises, 7.625%, 6/1/15

 196,500

 $

 262,675

 Retail Real Estate Investment Trust - 0.1%

 6,310,000

 BB+ / Baa3

 Developers Diversified Realty, 7.5%, 4/1/17

 $

 6,811,979

 Specialized Real Estate Investment Trust - 1.0%

 3,150,000

 BBB- / Baa2

 Health Care REIT, Inc., 5.25%, 1/15/22

 $

 3,086,061

 600,000

 BBB- / Baa2

 Health Care REIT, Inc., 6.125%, 4/15/20

 621,668

 3,305,000

 BBB- / Baa2

 Health Care REIT, Inc., 6.2%, 6/1/16

 3,520,714

 3,370,000

 BBB- / Baa3

 Healthcare Realty Trust, Inc., 5.75%, 1/15/21

 3,407,040

 5,450,000

 BBB- / Baa3

 Healthcare Realty Trust, Inc., 6.5%, 1/17/17

 5,852,957

 9,665,000

 BBB- / Baa2

 Hospitality Properties Trust, 7.875%, 8/15/14

 10,501,999

 3,175,000

 BB- / B2

 Sabra Health Care LP, 8.125%, 11/1/18

 3,206,750

 9,328,000

 BBB- / Baa3

 Senior Housing Properties Trust, 6.75%, 4/15/20

 9,506,314

 8,130,000

 BBB / Baa2

 Ventas Realty LP, 4.75%, 6/1/21

 7,846,637

 3,250,000

 BBB / Baa2

 Ventas Realty LP, 6.5%, 6/1/16

 3,350,627

 850,000

 BBB / Baa2

 Ventas Realty LP, 6.75%, 4/1/17

 881,532

 $

 51,782,299

 Total Real Estate

 $

 108,326,471

 Software & Services - 0.3%

 Application Software - 0.1%

 3,034,000

 B / B3

 Allen Systems Group, Inc., 10.5%, 11/15/16

 $

 2,639,580

 Data Processing & Outsourced Services - 0.0%

 1,619,000

 B- / Caa1

 First Data Corp., 8.25%, 1/15/21

 $

 1,449,005

 Internet Software & Services - 0.1%

 5,185,000

 BB- / Ba2

 Equinix, Inc., 8.125%, 3/1/18

 $

 5,651,650

 IT Consulting & Other Services - 0.1%

 2,855,000

 B- / Caa1

 Sungard Data Systems, Inc., 10.25%, 8/15/15

 $

 2,958,494

 2,905,000

 B / Caa1

 Sungard Data Systems, Inc., 10.625%, 5/15/15

 3,093,825

 $

 6,052,319

 Total Software & Services

 $

 15,792,554

 Technology Hardware & Equipment - 0.2%

 Communications Equipment - 0.1%

 4,755,000

 B / B3

 CommScope, Inc., 8.25%, 1/15/19

 $

 4,755,000

 Computer Storage & Peripherals - 0.1%

 6,795,000

 BB+ / Ba1

 Seagate HDD Cayman, 7.75%, 12/15/18

 $

 7,228,181

 Total Technology Hardware & Equipment

 $

 11,983,181

 Semiconductors - 0.0%

 Semiconductor Equipment - 0.0%

 4,035,000

 BBB / Baa1

 Klac Instruments Corp., 6.9%, 5/1/18

 $

 4,652,972

 Semiconductors - 0.0%

 CNY

 12,000,000

 NR / NR

 LDK Solar Co., Ltd., 0.0%, 2/28/14

 $

 961,935

 Total Semiconductors

 $

 5,614,907

 Telecommunication Services - 2.6%

 Alternative Carriers - 0.3%

 2,810,000

 B / Ba3

 PAETEC Holding Corp., 8.875%, 6/30/17 (144A)

 $

 3,034,800

 2,367,000

 CCC+ / Caa1

 PAETEC Holding Corp., 9.5%, 7/15/15

 2,479,433

 7,500,000

 B+ / Caa1

 PAETEC Holding Corp., 9.875%, 12/1/18

 8,250,000

 $

 13,764,233

 Integrated Telecommunication Services - 1.2%

 4,100,000

 B / NR

 Bakrie Telecom Tbk PT, 11.5%, 5/7/15 (144A)

 $

 2,542,000

 5,603,000

 B / B1

 Cincinnati Bell, Inc., 8.25%, 10/15/17

 5,631,015

 13,440,000

 B / B1

 Cincinnati Bell, Inc., 8.375%, 10/15/20

 13,406,400

 3,200,000

 BB / Baa3

 Embarq Corporation, 7.082%, 6/1/16

 3,468,627

 3,885,000

 BB / Ba2

 Frontier Communications Corp., 8.5%, 4/15/20

 3,977,269

 10,330,000

 BB / Ba2

 Frontier Communications Corp., 8.75%, 4/15/22

 10,226,700

 1,500,000

 BB- / B2

 GCI, Inc., 8.625%, 11/15/19

 1,591,875

 7,920,000

 NR / A2

 GTP Towers Issuer LLC, 4.436%, 2/15/15 (144A)

 8,110,080

 3,600,000

 A / A2

 Qtel International FIN, Ltd., 6.5%, 6/10/14

 3,918,600

 1,235,000

 A / A2

 Qtel International Finance, Ltd ., 3.375%, 10/14/16

 1,244,263

 2,625,000

 NR / Ba3

 Telenet Finance III, 6.625%, 2/15/21

 3,278,248

 5,000,000

 B+ / Ba3

 Windstream Corp., 7.75%, 10/15/20

 5,168,750

 1,940,000

 B+ / Ba3

 Windstream Corp., 8.125%, 9/1/18

 2,078,225

 $

 64,642,052

 Wireless Telecommunication  Services - 1.1%

 3,675,000

 CCC+ / B3

 Cricket Communications, Inc., 7.75%, 10/15/20

 $

 3,215,625

 6,790,000

 NR / A2

 Crown Castle Towers LLC, 4.883%, 8/15/20

 6,939,618

 3,135,000

 NR / A2

 Crown Castle Towers LLC, 6.113%, 1/15/20

 3,458,968

 6,400,000

 NR / B1

 Digicel, Ltd., 8.25%, 9/1/17 (144A)

 6,432,000

 9,350,000

 NR / Ba3

 GTP Acquisition Partners I LLC, 7.628%, 6/15/16

 9,138,886

 4,300,000

 B / B2

 MetroPCS Wireless, Inc., 6.625%, 11/15/20

 4,009,750

 6,500,000

 B / B2

 MetroPCS Wireless, Inc., 7.875%, 9/1/18

 6,589,375

 3,250,000

 NR / NR

 Richland Towers Funding LLC, 7.87%, 3/15/16

 3,318,702

 3,800,000

 BB / Ba3

 VimpelCom Holdings BV, 7.5043%, 3/1/22

 3,192,000

 692,000

 BB / Ba3

 Vip Fin, 9.125%, 4/30/18 (144A)

 677,295

 6,600,000

 NR / NR

 WCP Wireless Site Funding LLC, 6.829%, 11/15/15

 6,864,964

 $

 53,837,183

 Total Telecommunication Services

 $

 132,243,468

 Utilities - 2.6%

 Electric Utilities - 0.8%

 4,196,000

 BBB / Baa3

 Commonwealth Edison Co., 6.95%, 7/15/18

 $

 5,028,302

 5,720,000

 NR / Ba1

 Dubai Electricity & Water Authority, 7.375%, 10/21/20

 5,863,000

 9,550,000

 NR / Ba1

 Dubai Electricity & Water Authority, 8.5%, 4/22/15

 10,314,000

 215,000

 A- / A3

 Enel Finance International SA, 5.125%, 10/7/19 (144A)

 192,070

 1,586,100

 B / Ba2

 FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)

 1,316,463

 2,725,000

 BB+ / Baa3

 Israel Electric Corp., Ltd., 7.25%, 1/15/19 (144A)

 2,812,007

 1,330,000

 BB+ / Baa3

 Israel Electric Corp., Ltd., 9.375%, 1/28/20 (144A)

 1,533,720

 2,075,000

 BB+ / Ba1

 PPL Capital Funding, Inc., 6.7%, 3/30/67

 2,024,163

 2,245,000

 BBB- / Baa3

 Public Service of New Mexico, 7.95%, 5/15/18

 2,624,241

 5,000,000

 CC / Caa3

 Texas Competitive Electric Holdings, 15.0%, 4/1/21

 2,750,000

 4,125,000

 BBB+ / A3

 West Penn Power Co., 5.95%, 12/15/17

 4,872,359

 1,650,000

 NA / NA

 White Pine Hydro Portfolio, 7.26%, 7/20/15

 1,601,094

 $

 40,931,419

 Gas Utilities - 0.9%

 8,500,000

 BBB- / Baa3

 ENN Energy Holdings, Ltd., 6.0%, 5/13/21

 $

 7,675,577

 3,575,000

 B+ / Ba3

 Ferrellgas LP, 6.5%, 5/1/21

 3,146,000

 21,275,000

 A- / Baa1

 Mega Advance Investment, 5.0%, 5/12/21

 21,634,739

 1,965,000

 AA- / Aa3

 Nakilat, Inc., 6.067% 12/31/33 (144A)

 2,092,725

 4,108,127

 A+ / A1

 Nakilat, Inc., 6.267% 12/31/33 (144A)

 4,407,199

 6,330,000

 B / B2

 Transportadora De Gas del Sur, 7.875%, 5/14/17 (144A)

 5,697,000

 $

 44,653,240

 Independent Power Producer & Energy Traders - 0.7%

 500,000

 BB / NR

 East Lane Re, Ltd., 0.0%, 3/13/15

 $

 514,150

 1,870,000

 NR / NR

 Instituto Costarricense de Electricidad, 6.95%, 11/10/21

 1,898,050

 7,935,000

 BB- / Ba3

 Intergen NV, 9.0%, 6/30/17

 8,351,588

 885,634

 NR / Ba1

 Juniper Generation, 6.79%, 12/31/14 (144A)

 725,069

 3,775,000

 BBB- / Baa3

 Kiowa Power Partners LLC, 5.737%, 3/20/21 (144A)

 3,894,479

 10,945,000

 BB- / B1

 NRG Energy, Inc., 7.625%, 5/15/19

 10,726,100

 2,754,000

 BB / Ba2

 NSG Holdings, Inc., 7.75%, 12/15/25

 2,822,850

 2,853,568

 BBB- / Baa3

 Panoche Energy Center LLC, 6.88%, 7/31/29 (144A)

 3,126,769

 4,050,000

 NR / B2

 Star Energy Geotherm, 11.5%, 2/12/15

 4,353,750

 $

 36,412,805

 Multi-Utilities - 0.1%

 3,275,000

 BBB+ / Baa2

 NY State Gas and Electric, 6.15%, 12/15/17 (144A)

 $

 3,720,698

 4,316,517

 NR / NR

 Ormat Funding Corp., 8.25%, 12/30/20

 4,035,944

 $

 7,756,642

 Total Utilities

 $

 129,754,106

 TOTAL CORPORATE BONDS

 (Cost  $2,081,498,271)

 $

 2,104,575,256

 U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.9%

 2,168,983

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 4.5%, 10/1/35

 $

 2,304,402

 238,493

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 11/1/34

 256,612

 264,566

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 5/1/34

 284,666

 938,154

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 7/1/35

 1,009,429

 27,454

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 5.5%, 10/1/16

 29,738

 159,000

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/33

 177,116

 199,508

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/34

 222,241

 47,643

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 3/1/33

 53,072

 115,311

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 3/1/33

 128,449

 553,897

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 6/1/17

 594,248

 640,355

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 6/1/35

 707,114

 504,845

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 8/1/34

 560,160

 2,585

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.5% 9/1/32

 2,943

 98,796

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 10/1/33

 112,653

 5,747,192

 NR / NR

 Federal National Mortgage Association REMICS, 3.5%, 1/25/29

 460,619

 6,222,643

 AAA / Aaa

 Federal National Mortgage Association, 3.5%, 10/1/40

 6,394,550

 9,484,646

 AAA / Aaa

 Federal National Mortgage Association, 3.5%, 11/1/40

 9,762,971

 2,795,670

 AAA / Aaa

 Federal National Mortgage Association, 4.0%, 1/1/42

 2,940,329

 7,845,305

 AAA / Aaa

 Federal National Mortgage Association, 4.0%, 11/1/41

 8,251,252

 17,750,000

 AAA / Aaa

 Federal National Mortgage Association, 4.0%, 12/1/41

 18,668,456

 2,934,328

 AAA / Aaa

 Federal National Mortgage Association, 4.0%, 12/1/41

 3,086,162

 9,724,289

 AAA / Aaa

 Federal National Mortgage Association, 4.5%, 1/1/42

 10,356,172

 6,923,896

 AAA / Aaa

 Federal National Mortgage Association, 4.5%, 12/1/41

 7,373,810

 1,028,219

 AAA / Aaa

 Federal National Mortgage Association, 4.5%, 3/1/35

 1,096,318

 2,300,604

 AAA / Aaa

 Federal National Mortgage Association, 4.5%, 3/1/41

 2,450,097

 2,877,534

 AAA / Aaa

 Federal National Mortgage Association, 4.5%, 3/1/41

 3,064,516

 1,450,462

 AAA / Aaa

 Federal National Mortgage Association, 4.5%, 6/1/37

 1,598,732

 2,688,895

 AAA / Aaa

 Federal National Mortgage Association, 4.5%, 9/1/41

 2,863,618

 26,696,383

 AAA / Aaa

 Federal National Mortgage Association, 5.0%, 11/1/39

 28,874,378

 1,517,096

 AAA / Aaa

 Federal National Mortgage Association, 5.0%, 12/1/21

 1,632,914

 1,423,260

 AAA / Aaa

 Federal National Mortgage Association, 5.0%, 12/1/34

 1,531,389

 1,558,756

 AAA / Aaa

 Federal National Mortgage Association, 5.0%, 2/1/22

 1,679,703

 71,210

 AAA / Aaa

 Federal National Mortgage Association, 5.0%, 4/1/22

 76,735

 1,124,684

 AAA / Aaa

 Federal National Mortgage Association, 5.0%, 4/1/23

 1,206,327

 586,933

 AAA / Aaa

 Federal National Mortgage Association, 5.0%, 6/1/22

 632,474

 113,515

 AAA / Aaa

 Federal National Mortgage Association, 5.0%, 6/1/22

 122,323

 8,635,618

 AAA / Aaa

 Federal National Mortgage Association, 5.0%, 6/1/40

 9,338,916

 8,251,989

 AAA / Aaa

 Federal National Mortgage Association, 5.0%, 7/1/40

 8,924,043

 1,912,948

 AAA / Aaa

 Federal National Mortgage Association, 5.0%, 9/1/38

 2,057,682

 3,850,866

 AAA / Aaa

 Federal National Mortgage Association, 5.0%, 9/1/38

 4,142,224

 1,035,733

 AAA / Aaa

 Federal National Mortgage Association, 5.5%, 12/1/35

 1,130,927

 1,333,212

 AAA / Aaa

 Federal National Mortgage Association, 5.5%, 2/1/23

 1,462,413

 7,338

 AAA / Aaa

 Federal National Mortgage Association, 5.5%, 2/1/33

 7,971

 1,452,103

 AAA / Aaa

 Federal National Mortgage Association, 5.5%, 3/1/21

 1,580,203

 2,097,117

 AAA / Aaa

 Federal National Mortgage Association, 5.5%, 3/1/25

 2,300,350

 366,929

 AAA / Aaa

 Federal National Mortgage Association, 5.5%, 3/1/36

 402,947

 522,068

 AAA / Aaa

 Federal National Mortgage Association, 5.5%, 4/1/34

 570,704

 615,678

 AAA / Aaa

 Federal National Mortgage Association, 5.5%, 4/1/36

 671,687

 134,249

 AAA / Aaa

 Federal National Mortgage Association, 5.5%, 5/1/33

 146,756

 309,377

 AAA / Aaa

 Federal National Mortgage Association, 5.5%, 6/1/33

 344,870

 119,672

 AAA / Aaa

 Federal National Mortgage Association, 5.5%, 6/1/33

 130,820

 322,549

 AAA / Aaa

 Federal National Mortgage Association, 5.5%, 7/1/33

 352,597

 40,403

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 1/1/33

 45,038

 9,470

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 10/1/32

 10,557

 19,257

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 11/1/32

 21,467

 361,604

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 12/1/32

 403,088

 265,033

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 12/1/33

 295,438

 308,361

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 12/1/33

 343,737

 584,173

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 12/1/36

 643,615

 1,827,240

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 12/1/37

 2,014,026

 1,404,691

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 12/1/37

 1,544,990

 5,254

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 2/1/32

 5,853

 23,736

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 3/1/33

 26,459

 26,061

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 3/1/33

 29,050

 2,044,277

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 4/1/38

 2,252,610

 181,178

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 7/1/17

 196,175

 781,903

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 7/1/38

 861,587

 24,001

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 10/1/32

 27,257

 25,244

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 11/1/32

 28,669

 305,305

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 12/1/21

 339,853

 2,848

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 2/1/32

 3,256

 9,066

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 3/1/32

 10,296

 807

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 4/1/29

 922

 7,203

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 5/1/31

 8,198

 517

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 6/1/31

 591

 3,119

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 7/1/31

 3,566

 8,437

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 8/1/32

 9,603

 515

 AAA / Aaa

 Federal National Mortgage Association, 7.0%, 12/1/30

 600

 819

 AAA / Aaa

 Federal National Mortgage Association, 7.0%, 2/1/29

 953

 3,197

 AAA / Aaa

 Federal National Mortgage Association, 7.0%, 5/1/28

 3,720

 3,506

 AAA / Aaa

 Federal National Mortgage Association, 7.0%, 7/1/31

 4,077

 2,025

 AAA / Aaa

 Federal National Mortgage Association, 7.5%, 1/1/28

 2,387

 60,497,122

 NR / NR

 Government National Mortgage Association, 1.35404%, 3/16/51

 3,212,881

 65,333,202

 NR / NR

 Government National Mortgage Association, 1.762244%, 3/15/52

 5,212,152

 27,782,361

 AAA / NR

 Government National Mortgage Association, 1.86376%, 4/16/51

 1,852,167

 677,388

 AAA / Aaa

 Government National Mortgage Association, 4.5%, 10/15/33

 743,158

 129,553

 AAA / Aaa

 Government National Mortgage Association, 4.5%, 12/15/34

 141,970

 1,576,160

 AAA / Aaa

 Government National Mortgage Association, 4.5%, 3/20/35

 1,728,555

 486,789

 AAA / Aaa

 Government National Mortgage Association, 4.5%, 4/15/35

 533,141

 353,187

 AAA / Aaa

 Government National Mortgage Association, 4.5%, 4/15/35

 386,817

 17,376,106

 AAA / Aaa

 Government National Mortgage Association, 4.5%, 8/15/41

 18,954,616

 733,656

 AAA / Aaa

 Government National Mortgage Association, 4.5%, 9/15/33

 804,889

 8,600,000

 NR / NR

 Government National Mortgage Association, 4.5%, 9/20/39

 9,611,793

 17,013,507

 AAA / Aaa

 Government National Mortgage Association, 4.5%, 9/20/41

 18,592,039

 444,508

 AAA / Aaa

 Government National Mortgage Association, 5.0%, 10/15/18

 484,694

 77,753

 AAA / Aaa

 Government National Mortgage Association, 5.0%, 10/15/18

 84,782

 177,635

 AAA / Aaa

 Government National Mortgage Association, 5.0%, 11/15/16

 193,527

 1,734,028

 AAA / Aaa

 Government National Mortgage Association, 5.0%, 9/15/33

 1,931,870

 1,289,582

 AAA / Aaa

 Government National Mortgage Association, 5.125%, 10/15/38

 1,429,864

 609,057

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 1/15/34

 687,187

 459,368

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 1/15/35

 517,579

 768,348

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 10/15/19

 837,810

 92,414

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 10/15/19

 100,769

 825,113

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 10/15/34

 930,960

 2,511

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 12/15/18

 2,737

 757,143

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 12/15/35

 853,087

 1,666,909

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 2/15/35

 1,878,138

 780,663

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 2/15/35

 879,588

 68

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 2/15/37

 77

 51,866

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 3/15/17

 56,507

 612,235

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 3/15/37

 687,903

 533,845

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 3/15/37

 599,824

 2,294,298

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 3/15/37

 2,577,859

 12,646

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 4/15/33

 14,285

 687,020

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 4/15/34

 775,581

 494,192

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 6/15/35

 556,816

 266,273

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 7/15/33

 300,597

 1,036,886

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 7/15/34

 1,166,596

 166,863

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 8/15/19

 182,939

 483,800

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 9/15/19

 528,747

 256,777

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 9/15/19

 282,318

 629,144

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 9/15/19

 688,577

 257,506

 AAA / Aaa

 Government National Mortgage Association, 5.75%, 10/15/38

 289,252

 1,145,598

 AAA / Aaa

 Government National Mortgage Association, 5.75%, 10/15/38

 1,286,829

 474,569

 AAA / Aaa

 Government National Mortgage Association, 6.0%,  9/15/33

 541,721

 102,911

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 1/15/14

 112,491

 167,088

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 1/15/17

 182,825

 87,361

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 1/15/33

 99,423

 308,501

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 1/15/33

 351,094

 123,102

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 1/15/34

 139,944

 421,972

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 10/15/33

 480,231

 1,338,947

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 10/15/37

 1,517,947

 51,406

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 11/15/16

 56,224

 15,147

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 11/15/18

 16,410

 622,915

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 11/15/33

 711,058

 18,606

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 12/15/13

 20,329

 235,247

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 2/15/33

 267,726

 203,854

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 2/15/33

 231,999

 7,487

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 3/15/33

 8,521

 22,078

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 3/15/33

 25,126

 17,354

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 3/15/33

 19,750

 122,617

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 3/15/33

 139,546

 167,407

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 3/15/33

 191,513

 10,056

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 4/15/13

 10,987

 58,487

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 4/15/14

 63,931

 6,431

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 5/15/16

 7,034

 76,241

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 5/15/33

 87,220

 430,241

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 5/15/33

 489,641

 1,021,624

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 5/15/33

 1,162,991

 2,156

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 6/15/13

 2,356

 129,635

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 6/15/17

 142,046

 430,731

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 6/15/17

 471,298

 160,847

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 6/15/33

 183,054

 2,345

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 7/15/14

 2,564

 448,147

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 7/15/17

 490,354

 407,181

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 7/15/17

 445,530

 386,222

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 7/15/33

 439,665

 207,219

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 7/15/33

 235,828

 2,913,840

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 7/15/38

 3,302,474

 851

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 8/15/16

 931

 456,739

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 8/15/32

 520,489

 199,061

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 9/15/19

 218,120

 343,942

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 9/15/33

 391,535

 104,263

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 9/15/33

 118,658

 13,695

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 1/15/29

 15,877

 644

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 1/20/28

 736

 17,072

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 10/15/31

 19,793

 6,497

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 10/15/31

 7,532

 17,874

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 10/15/32

 20,722

 18,408

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 11/15/31

 21,341

 50,824

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 11/15/31

 58,923

 141,149

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 11/15/32

 163,640

 778

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 12/15/31

 902

 10,310

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 2/15/32

 11,953

 5,801

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 3/15/32

 6,725

 4,373

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 5/15/29

 5,057

 51,213

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 5/15/32

 59,373

 8,426

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 6/15/32

 9,769

 7,372

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 6/15/32

 8,546

 13,302

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 7/15/32

 15,422

 12,181

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 7/15/32

 14,121

 31,161

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 7/15/35

 35,658

 52,055

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 8/15/32

 60,349

 8,218

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 8/15/32

 9,527

 9,838

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 8/15/32

 11,406

 179,305

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 9/15/32

 207,876

 45,868

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 9/15/32

 53,177

 1,807

 AAA / Aaa

 Government National Mortgage Association, 7.0%, 5/15/29

 2,109

 863

 AAA / Aaa

 Government National Mortgage Association, 7.0%, 5/15/29

 1,007

 4,497

 AAA / Aaa

 Government National Mortgage Association, 7.0%, 5/15/31

 5,278

 3,121

 AAA / Aaa

 Government National Mortgage Association, 7.0%, 6/15/30

 3,644

 1,533

 AAA / Aaa

 Government National Mortgage Association, 7.0%, 6/15/31

 1,799

 12,648

 AAA / Aaa

 Government National Mortgage Association, 7.0%, 8/15/29

 14,765

 158

 AAA / Aaa

 Government National Mortgage Association, 7.5%, 8/15/29

 162

 1,841

 AAA / Aaa

 Government National Mortgage Association, 8.0%, 12/15/29

 1,911

 31,725,809

 1.48

 NR / Aaa

 Government National Mortgage Association, Floating Rate Note, 10/16/52

 2,465,349

 1,576,933

 AAA / Aaa

 Government National Mortgage Association, II, 4.5%, 1/20/35

 1,729,402

 3,635,854

 AAA / Aaa

 Government National Mortgage Association, II, 4.5%, 12/20/34

 3,987,395

 406,920

 AAA / Aaa

 Government National Mortgage Association, II, 5.5%, 3/20/34

 459,273

 530,776

 AAA / Aaa

 Government National Mortgage Association, II, 6.0%, 10/20/33

 602,696

 173,600

 AAA / Aaa

 Government National Mortgage Association, II, 6.0%, 5/20/32

 197,122

 10,199

 AAA / Aaa

 Government National Mortgage Association, II, 7.0%, 1/20/29

 11,894

 10,000,000

 AA+ / Aaa

 U.S. Treasury Bill, 0.125%, 9/30/13

 9,980,080

 15,000,000

 AA+ / Aaa

 U.S. Treasury Bill, 1.0%, 9/30/16

 15,154,680

 3,000,000

 AA+ / Aaa

 U.S. Treasury Bonds, 5.25%, 11/15/28

 4,136,250

 5,085,000

 AA+ / Aaa

 U.S. Treasury Notes 4.375%, 2/15/38

 6,573,949

 12,000,000

 AA+ / Aaa

 U.S. Treasury Notes, 2.125%, 8/15/21

 12,307,500

 2,500,000

 NR / Aaa

 U.S. Treasury Notes, 3.75%, 8/15/41

 2,940,235

 12,330,000

 AA+ / Aaa

 U.S. Treasury Notes, 4.25%, 5/15/39

 15,686,078

 23,290,000

 AA+ / Aaa

 U.S. Treasury Notes, 4.375%, 11/15/39

 30,236,964

 26,790,000

 AA+ / Aaa

 U.S. Treasury Notes, 4.5%, 8/15/39

 35,433,954

 150,000

 AA+ / Aaa

 U.S. Treasury Notes, 5.25%, 2/15/29

 207,234

 $

 402,710,652

 TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS

 (Cost  $372,652,780)

 $

 402,710,652

 FOREIGN GOVERNMENT BONDS - 6.1%

 AUD

 540,000

 NR / Aaa

 Australia Government Bond, 5.75%, 4/15/12

 554,786

 BRL

 36,600,000

 BBB / Baa2

 Brazilian Government, 10.25%, 1/10/28

 22,393,731

 CAD

 2,300,000

 AAA / Aaa

 Canada Housing Trust No 1, 3.35%, 12/15/20

 2,441,783

 CAD

 34,825,000

 AAA / Aaa

 Canada Housing Trust No 1, 3.75%, 3/15/20

 38,071,685

 CAD

 19,500,000

 AAA / Aaa

 Canada Housing Trust No 1, 3.8%, 6/15/21

 21,404,518

 CAD

 7,550,000

 AAA / Aaa

 Canadian Government Bond, 4.25%, 6/1/18

 8,652,563

 CAD

 7,000,000

 AAA / Aaa

 Canadian Government Bond, 1.5%, 12/1/12

 6,907,056

 CAD

 34,500,000

 AAA / Aaa

 Canadian Government Bond, 2.0%, 6/1/16

 34,974,682

 CAD

 14,000,000

 NR / NR

 Canadian Treasury Bill, 0.0%, 2/16/12

 13,734,918

 SEK

 118,145,000

 AAA / Aaa

 Government of Sweden, 5.5%, 10/8/12

 17,727,410

 IDR

 37,000,000,000

 BB+ / NR

 Indonesia Recapitalization Bond, 14.245%, 6/15/13

 4,620,081

 IDR

 21,100,000,000

 BB+ / NR

 Indonesia Recapitalization Bond, 14.275%, 12/15/13

 2,721,461

 IDR

 11,725,000,000

 BB+ / Ba1

 Indonesia Treasury Bond, 12.5%, 3/15/13

 1,410,956

 IDR

 23,400,000,000

 BB+ / Ba1

 Indonesia Treasury Bond, 11.0%, 12/15/12

 2,737,125

 IDR

 10,000,000,000

 NR / NR

 Indonesia Treasury Bond, 7.0%, 5/15/22

 1,160,017

 IDR

 13,900,000,000

 NR / Ba1

 Indonesia Treasury Bond, 7.375%, 9/15/16

 1,658,197

 IDR

 9,400,000,000

 NR / Ba1

 Indonesia Treasury Bond, 9.0%, 9/15/13

 1,105,546

 EURO

 8,970,000

 BBB+ / Ba1

 Ireland Government Bond, 4.5%, 4/18/20

 8,887,614

 EURO

 9,275,000

 BBB+ / Ba1

 Ireland Government Bond, 5.0%, 10/18/20

 9,719,397

 EURO

 15,950,000

 BBB+ / Ba1

 Ireland Government Bond, 5.9%, 10/18/19

 17,648,669

 EURO

 17,500,000

 NR / A2

 Italy Buoni Poliennali Del Tesoro, 5.0%, 3/1/22

 19,486,041

 NOK

 23,710,000

 AAA / Aaa

 Norway Government Bond, 4.25%, 5/19/17

 4,421,940

 NOK

 37,100,000

 AAA / Aaa

 Norway Government Bond, 4.5%, 5/22/19

 7,128,842

 NOK

 25,000,000

 AAA / Aaa

 Norway Government Bond, 6.5%, 5/15/13

 4,467,164

 2,500,000

 A- / A2

 Poland Government International, 6.375%, 7/15/19

 2,768,750

 3,700,000

 B / NR

 Provincia de Neuquen Argentina, 7.875%, 4/26/21

 3,681,500

 AUD

 6,780,000

 AA+ / Aaa

 Queensland Treasury Corp., 6.0%, 10/14/15

 7,382,610

 SGD

 9,500,000

 NR / Aaa

 Singapore Government Bond, 1.625%, 4/1/13

 7,443,552

 SEK

 64,700,000

 AAA / Aaa

 Sweden Government Bond, 3.75%, 8/12/17

 10,649,321

 SEK

 50,000,000

 AAA / Aaa

 Sweden Government Bond, 4.5%, 8/12/15

 8,177,502

 SEK

 80,000,000

 AAA / Aaa

 Sweden Government Bond, 6.75%, 5/5/14

 13,183,890

 $

 307,323,307

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost  $297,150,595)

 $

 307,323,307

 MUNICIPAL BONDS - 6.1%

 Municipal Government - 0.2%

 2,950,000

 AAA / Aaa

 State of Maryland, 4.0%, 3/15/25

 $

 3,170,749

 5,500,000

 AA+ / Aa1

 State of Washington, 5.0%, 8/1/39

 5,970,690

 $

 9,141,439

 Municipal Airport - 0.3%

 3,575,000

 NR / NR

 Charlotte North Carolina Special Facilities Revenue, 5.6%, 7/1/27

 $

 3,115,219

 10,200,000

 B- / B3

 Houston Texas Airport Revenue, 6.75%, 7/1/29

 10,167,870

 3,400,000

 BBB / Baa2

 Indianapolis Airport Authority, 5.1%, 1/15/17

 3,829,658

 745,000

 B / B3

 New Jersey Economic Development Authority, 6.25%, 9/15/29

 718,210

 $

 17,830,957

 Municipal Development - 0.6%

 7,050,000

 BBB / NR

 Brazos Harbor Industrial Development Corp., 5.9%, 5/1/38

 $

 7,181,553

 7,250,000

 BBB- / Baa3

 Louisiana Local Government Environment, 6.75%, 11/1/32

 7,653,970

 2,450,000

 B / B3

 New Jersey Economic Development Authority Special Facility Revenue, 7.0%, 11/15/30

 2,449,755

 3,700,000

 BBB / NR

 Selma Industrial Development Board, 6.25%, 11/1/33

 3,944,903

 8,430,000

 BBB / Baa2

 St. John Baptist Parish Louisiana, 5.125%, 6/1/37

 8,418,957

 $

 29,649,138

 Municipal General - 0.5%

 6,175,000

 BB- / B1

 County of Cook Illinois, 6.5%, 10/15/40

 $

 6,423,482

 10,390,000

 A+ / A1

 New Jersey Transport Trust Fund Authority, 5.5%, 6/15/41

 11,443,650

 1,275,000

 AAA / Aa1

 New York City Transitional Finance Authority, 5.0%, 11/1/33

 1,394,876

 3,650,000

 AA- / Aa3

 Wisconsin State General, 5.75%, 5/1/33

 4,096,797

 $

 23,358,805

 Municipal Higher Education - 2.7%

 5,190,000

 AA+ / Aa2

 California State University Revenue, 5.0%, 11/1/39

 $

 5,389,348

 9,550,000

 AAA / Aaa

 Connecticut State Health & Educational Facility Authority, 5.0%, 7/1/40

 10,452,189

 5,050,000

 AAA / Aaa

 Connecticut State Health & Educational, 5.0%, 7/1/42

 5,511,116

 4,600,000

 AAA / Aaa

 Houston Higher Education Finance Corp., 5.0%, 5/15/40

 5,079,412

 8,800,000

 AAA / Aaa

 Houston Texas Higher Education Finance Corp., 4.5%, 11/15/37

 9,046,576

 3,650,000

 AAA / Aaa

 Massachusetts Development Finance Agency, 5.0%, 10/15/40

 4,099,279

 20,100,000

 AAA / Aaa

 Massachusetts Health & Educational Facilities Authority, 5.5%, 11/15/36

 23,221,329

 4,500,000

 AAA / Aaa

 Massachusetts Health & Educational Facilities Authority, 5.5%, 7/1/32

 6,039,225

 3,100,000

 AAA / Aaa

 Massachusetts Health & Educational Facilities Authority, 6.0%, 7/1/36

 3,647,522

 8,750,000

 AAA / Aaa

 Missouri State Health & Educational Facilities, 5.0%, 11/15/39

 9,671,638

 14,930,000

 AAA / Aaa

 New York State Dormitory Authority, 5.0%, 10/1/41

 16,749,071

 550,000

 AA / Aa1

 New York State Dormitory Authority, 5.0%, 7/1/35

 600,914

 11,600,000

 AAA / Aaa

 New York State Dormitory Authority, 5.0%, 7/1/38

 12,681,700

 8,050,000

 AA+ / Aa1

 New York State Dormitory Authority, 5.0%, 7/1/40

 8,779,733

 6,000,000

 AA / Aa1

 New York State Dormitory Authority, 5.0%, 7/1/40

 6,532,620

 5,000,000

 AA / Aa1

 Pennsylvania State University, 5.0%, 3/1/40

 5,345,250

 2,500,000

 AAA / Aaa

 Texas A&M University, 5.0%, 7/1/30

 2,945,100

 $

 135,792,022

 Municipal Medical - 0.3%

 6,500,000

 AA- / A1

 Massachusetts Development Finance Agency, 5.25%, 4/1/37

 $

 6,951,490

 2,075,000

 AA- / A1

 Massachusetts Development Finance Agency, 5.375%, 4/1/41

 2,214,253

 4,200,000

 A / NR

 New Hampshire Health, 6.5%, 1/1/41

 4,547,760

 $

 13,713,503

 Municipal Pollution - 0.9%

 3,340,000

 NR / Baa3

 Bedford County Economic Development Authority, 6.55%, 12/1/25

 $

 3,342,705

 15,760,000

 BBB / NR

 Brazoria County Environmental, 5.95%, 5/15/33

 16,120,431

 950,000

 A- / NR

 Butler Industrial Development Board, 5.75%, 9/1/28

 957,030

 1,000,000

 BBB / Baa3

 County of Richland South Carolina, 5.95%, 9/1/31

 1,024,610

 3,285,000

 BBB+ / Baa1

 County of Sweetwater Wyoming, 5.6%, 12/1/35

 3,288,022

 3,085,000

 BBB / Baa3

 Courtland Industrial Development Board, 5.0%, 8/1/27

 3,079,910

 5,235,000

 B+ / B1

 Giles County Industrial Development Authority, 6.45%, 5/1/26

 5,235,157

 2,000,000

 NR / Baa3

 Goochland County Industrial Development Authority, 5.65%, 12/1/25

 2,000,160

 2,090,000

 NR / WR

 Green Bay Redevelopment Authority, 5.6%, 5/1/19

 2,130,713

 4,450,000

 BBB / NR

 Gulf Coast Waste Disposal Authority, 5.2%, 5/1/28

 4,473,986

 6,375,000

 B- / Caa2

 Ohio State Pollution Control Revenue, 5.65%, 3/1/33

 4,620,728

 1,400,000

 BBB / NR

 Yavapai County Industrial Development Authority, 4.9%, 3/1/28

 1,403,598

 $

 47,677,050

 Municipal Transportation - 0.1%

 6,400,000

 AA / Aa2

 Harris County Metropolitan Transit Authority, 5.0%, 11/1/41

 $

 6,921,280

 Municipal Water - 0.5%

 1,300,000

 AAA / Aa1

 City of Charleston South Carolina, 5.0%, 1/1/35

 1,453,738

 9,470,000

 AAA / Aa1

 City of Charleston South Carolina, 5.0%, 1/1/41

 $

 10,520,223

 4,175,000

 AAA / Aaa

 City of Charlotte North Carolina, 5.0%, 7/1/38

 4,632,121

 3,000,000

 AA+ / Aa2

 County of King Washington, 5.125%, 1/1/41

 3,277,470

 4,370,000

 AAA / Aaa

 Greater Chicago Metropolitan Water Reclamation District, 5.0%, 12/1/32

 4,872,550

 2,500,000

 AAA / Aa2

 Hampton Roads Sanitation District, 5.0%, 4/1/38

 2,668,300

 $

 27,424,402

 TOTAL MUNICIPAL BONDS

 (Cost  $287,684,570)

 $

 311,508,596

 SENIOR FLOATING RATE LOAN OBLIGATIONS - 13.0%**

 Energy - 0.6%

 Coal & Consumable Fuels - 0.0%

 1,450,000

 11.27

 NR / NR

 PT Bumi Resources Tbk, Term Loan, 8/7/13

 $

 1,450,000

 Integrated Oil & Gas - 0.2%

 12,392,191

 4.50

 NR / NR

 Glenn Pool Oil & Gas Trust, Inc., Term Loan, 5/2/16

 $

 12,361,210

 Oil & Gas Equipment & Services - 0.3%

 1,668,292

 7.00

 NR / NR

 Aquilex Holdings LLC, Term Loan, 4/1/16

 $

 1,497,292

 420,393

 2.77

 NR / NR

 Fenwal, Inc., Initial First-Lien Term Loan, 2/28/14

 395,169

 72,083

 2.77

 NR / NR

 Fenwal, Inc., Delayed Draw First-Lien Term Loan, 2/28/14

 67,758

 10,537,981

 6.25

 NR / NR

 Frac Tech Services, Inc., Term Loan, 5/6/16

 10,420,256

 2,089,286

 8.50

 B+ / NR

 Hudson Products Holdings, Inc., Term Loan, 8/24/15

 1,859,464

 $

 14,239,940

 Oil & Gas Refining & Marketing - 0.1%

 2,692,551

 4.25

 NR / Ba2

 Pilot Travel Centers LLC, Initial Tranche B Term Loan, 3/30/18

 $

 2,693,814

 Total Energy

 $

 30,744,964

 Materials - 1.4%

 Aluminum - 0.1%

 107,280

 2.05

 CC / Ba2

 Noranda Aluminum Acquisition Corp., Term B Loan, 5/18/14

 $

 106,207

 3,811,500

 3.75

 BB- / Ba2

 Novelis, Inc., Term Loan, 3/10/17

 3,765,720

 $

 3,871,927

 Diversified Chemical - 0.4%

 3,177,653

 7.50

 B / Ba3

 Ineos Holdings, Ltd., Term B1 Facility (New) 12/16/13

 $

 4,145,778

 3,492,569

 8.00

 B / Ba3

 Ineos Holdings, Ltd., Term C1 Facility (New) 12/16/14

 4,556,638

 1,126,612

 7.50

 NR / NR

 Ineos US Finance LLC, Senior Credit Facility Term B2, 12/16/13

 1,165,870

 1,134,218

 8.00

 NR / NR

 Ineos US Finance LLC, Senior Credit Facility Term C2, 12/16/14

 1,173,000

 3,958,442

 3.12

 B / Ba3

 Momentive Performance Materials, Inc., Tranche B-2B Term Loan, 5/5/15

 4,802,647

 5,850,900

 5.00

 NR / NR

 Univar, Inc., Term B Loan, 6/30/17

 5,675,000

 $

 21,518,933

 Diversified Metals & Mining - 0.2%

 1,945,125

 7.50

 NR / NR

 SunCoke Energy, Inc., Tranche B Term Loan, 7/26/18

 $

 1,920,811

 150,000

 7.50

 NR / NR

 SunCoke Energy, Inc., Tranche C Term Loan, 2/7/18

 148,125

 1,955,175

 4.75

 B+ / NR

 U.S. Silica Co., Loan, 6/8/17

 1,955,190

 4,137,567

 4.00

 NR / NR

 Walter Energy, Inc.,  (f/k/a Walter Industries, Inc., )B Term Loan, 04/02/18

 4,112,138

 $

 8,136,264

 Metal & Glass Containers - 0.0%

 985,105

 4.50

 BB / Ba2

 BWAY Holding Co., Replacement B Term Loan, 2/23/18

 $

 973,612

 90,810

 4.50

 BB / Ba2

 ICL Industrial Containers ULC, Contenants Industriels ULC Replacement C Term Loan, 2/23/18

 89,750

 $

 1,063,362

 Paper Packaging - 0.1%

 2,157,932

 3.14

 BB / Ba2

 Graphic Packaging International, Inc., Incremental Term Loan, 5/16/14

 $

 2,158,606

 464,125

 4.75

 NR / NR

 Sealed Air Corp., Term B Advance, 10/3/18

 469,636

 $

 2,628,242

 Paper Products - 0.4%

 18,278,150

 6.50

 NR / NR

 Exopack, LLC/Cello-Foil Products, Inc., Term Loan B, 5/31/17

 $

 17,865,970

 4,189,771

 4.75

 NR / NR

 Ranpak Corp., USD Term Loan (First Lien), 4/20/17

 4,053,310

 $

 21,919,280

 Precious Metals & Minerals - 0.1%

 6,812,250

 5.25

 NR / NR

 Fairmount Minerals, Ltd., Tranche B Term Loan, 3/15/17

 $

 6,812,250

 Specialty Chemicals - 0.1%

 3,640,000

 5.50

 NR / NR

 Chemtura Corp., Term Facility, 8/29/16

 $

 3,665,025

 500,100

 2.88

 BB / Ba2

 Huntsman International LLC, Extended Term B Loan, 4/19/17

 480,096

 $

 4,145,121

 Total Materials

 $

 70,095,379

 Capital Goods - 1.1%

 Aerospace & Defense - 0.7%

 5,159,685

 5.43

 NR / NR

 Standard Aero, Ltd., Tranche B-2 Loan, 7/31/14

 $

 5,024,243

 6,110,000

 5.75

 NR / NR

 Digitalglobe, Inc., Term Loan, 10/12/18

 6,018,350

 2,390,203

 6.27

 BB- / Ba3

 DynCorp International Inc., Term Loan, 7/7/16

 2,637,130

 2,708,908

 3.83

 B- / B1

 Hunter Defense Technologies, Inc., Term Loan, 8/22/14

 2,472,020

 7,150,000

 3.63

 B- / Ba3

 Sequa Corp., Term Loan, 12/3/14

 6,983,165

 5,397,739

 4.50

 NR / NR

 SI Organization, Inc., The New Tranche B Term Loan, 11/22/16

 5,194,910

 4,931,821

 5.43

 NR / NR

 Standard Aero, Ltd., Tranche B-2 Loan, 7/31/14

 4,814,900

 3,555,790

 4.50

 NR / Ba2

 TASC, Inc., New Tranche B Term Loan, 12/18/15

 3,560,270

 $

 36,704,988

 Building Products - 0.2%

 7,957,425

 4.00

 BBB- / B1

 Armstrong World Industries, Inc., Term Loan B-1 3/10/18

 $

 7,930,090

 803,150

 5.75

 NR / NR

 Custom Building Products, Inc., Term Loan, 3/19/15

 797,126

 1,396,250

 5.75

 BB / Ba2

 Goodman Global, Inc., Initial Term Loan (First Lien)10/28/16

 1,397,773

 $

 10,124,989

 Construction & Farm Machinery & Heavy Trucks - 0.0%

 2,219,438

 5.50

 BB / Ba2

 Terex Corp., U.S. Term Loan, 4/28/17

 $

 2,237,050

 Electrical Component & Equipment - 0.1%

 3,979,800

 5.00

 NR / NR

 Pelican Products, Inc., Term Loan, 3/7/17

 $

 3,959,930

 967,676

 5.75

 NR / NR

 Scotsman Industries, Inc., Term Loan, 4/30/16

 957,999

 $

 4,917,929

 Industrial Machinery - 0.0%

 859,075

 6.26

 BB- / B1

 Alliance Laundry Systems LLC, Term Loan, 9/30/16

 $

 880,837

 Total Capital Goods

 $

 54,865,793

 Commercial Services & Supplies - 0.3%

 Commercial Printing - 0.0%

 1,267,797

 6.25

 NR / NR

 Cenveo Corp., Term B Facility, 12/21/16

 $

 1,255,515

 Diversified Support Services - 0.0%

 1,343,865

 5.00

 BB- / Ba3

 Allied Security Holdings LLC, Term Loan (First Lien)2/3/17

 $

 1,348,930

 Environmental & Facilities Services - 0.1%

 985,050

 7.25

 BB- / Baa3

 Brickman Group Holdings, Inc., Tranche B Term Loan, 10/14/16

 $

 990,620

 643,321

 2.28

 D / B2

 Synagro Technologies, Inc., Term Loan (First Lien) 4/2/14

 554,300

 4,664,750

 4.75

 NR / NR

 Waste Industries USA Inc., Term Loan,  B 03/17/17

 4,594,660

 $

 6,139,580

 Office Services & Supplies - 0.0%

 1,381,614

 3.78

 B- / B2

 CDW LLC, Non-Extended Term Loan, 10/10/14

 $

 1,359,163

 Research & Consulting Services - 0.0%

 1,731,039

 5.75

 NR / NR

 Wyle Services Corp., Term Loan (First Lien) 3/26/17

 $

 1,696,418

 Security & Alarm Services - 0.0%

 1,597,651

 6.00

 BB- / Ba3

 Protection One, Inc., Term Loan, 6/4/16

 $

 1,589,663

 Total Commercial Services & Supplies

 $

 13,389,269

 Transportation - 0.4%

 Air Freight & Couriers - 0.0%

 1,731,117

 5.37

 NR / NR

 Ceva Group Plc, Dollar Tranche B Pre Funded L/C, 8/31/16

 $

 1,595,512

 2,870,620

 5.43

 NR / B1

 Ceva Group Plc, US Tranche B Term Loan, 8/31/16

 2,645,755

 913,509

 5.43

 NR / NR

 Ceva Group Plc, EGL Tranche B Term Loan, 8/31/16

 827,867

 $

 5,069,134

 Airlines - 0.2%

 2,885,500

 5.75

 NR / NR

 Allegiant Travel Co., Term Loan, 3/10/17

 $

 2,856,645

 4,491,063

 4.25

 BB- / Ba3

 Delta Air Lines, Inc., 2009 Term Loan, 3/7/16

 4,249,120

 985,449

 2.31

 BB- / Ba3

 United Air Lines, Inc., Tranche B Loan, 2/1/14

 945,610

 $

 8,051,375

 Trucking - 0.1%

 715,000

 6.25

 BB / Ba1

 Avis Budget Car Rental, LLC, Tranche B Term Loan, 9/22/18

 $

 720,588

 4,765,336

 6.00

 NR / B1

 Swift Transportation Co., LLC, Term Loan, 12/21/16

 4,781,221

 $

 5,501,809

 Total Transportation

 $

 18,622,318

 Automobiles & Components - 0.9%

 Auto Parts & Equipment - 0.5%

 5,256,153

 2.78

 B+ / B2

 Allison Transmission, Inc., Term Loan, 8/7/14

 $

 5,143,522

 5,972,442

 3.50

 BBB- / Baa3

 Delphi Corp., Tranche B Term Loan, 3/31/17

 5,962,489

 1,055,400

 2.22

 NR / NR

 Federal-Mogul Corp., Tranche C Term Loan, 12/28/15

 981,870

 2,068,584

 2.21

 NR / NR

 Federal-Mogul Corp., Tranche B Term Loan, 12/29/14

 1,924,470

 2,183,500

 5.25

 B+ / Ba3

 Metaldyne LLC, Term Loan, 5/18/17

 2,167,110

 3,980,112

 4.25

 NR / NR

 Tomkins, LLC/Tomkins, Inc., Term B-1 Loan, 9/29/16

 3,973,895

 3,019,500

 6.25

 NR / B1

 Remy International, Inc., Term B Facility, 12/16/16

 2,984,240

 2,069,100

 5.50

 NR / NR

 UCI International, Inc., Term Loan, 7/26/17

 2,082,100

 $

 25,219,696

 Automobile Manufacturers - 0.3%

 18,791,822

 6.00

 NR / NR

 Chrysler Group LLC, Tranche B Term Loan, 5/24/17

 $

 17,873,540

 Tires & Rubber - 0.1%

 4,930,000

 1.93

 BB / Ba1

 Goodyear Tire & Rubber Co., Loan (Second Lien) 4/30/14

 $

 4,769,775

 Total Automobiles & Components

 $

 47,863,011

 Consumer Durables & Apparel - 0.2%

 Housewares & Specialties - 0.1%

 2,288,500

 6.85

 NR / NR

 Reynolds Group Holdings, Inc., Tranche C Term Loan, 2/9/18

 $

 2,949,325

 3,573,831

 6.50

 NR / NR

 Reynolds Group Holdings, Inc., Tranche B Term Loan, 2/9/18

 3,594,640

 $

 6,543,965

 Leisure Products - 0.0%

 2,967,421

 2.33

 NR / NR

 Sabre, Inc., Initial Term Loan, 9/30/14

 $

 2,459,250

 Total Consumer Durables & Apparel

 $

 9,003,215

 Consumer Services - 0.6%

 Casinos & Gaming - 0.1%

 4,450,000

 3.42

 NR / NR

 Caesars Entertainment Operating Co., Inc., Term B-1 Loan, 1/28/15

 $

 3,876,444

 987,469

 2.93

 BB- / Ba2

 Las Vegas Sands LLC, Delayed Draw II Term Loan (Extending)11/23/15

 949,960

 $

 4,826,404

 Education Services - 0.0%

 885,265

 4.30

 NR / Ba2

 Bright Horizons Family Solutions, Inc., Tranche B Term Loan, 5/28/15

 $

 879,179

 Hotels, Resorts & Cruise Lines - 0.0%

 320,221

 5.08

 B / B1

 Travelport LLC, Tranche S Term Loan, 8/23/15

 $

 267,741

 1,532,537

 4.87

 NR / B1

 Travelport LLC, Extended Tranche B Dollar Term Loan, 8/21/15

 1,281,371

 $

 1,549,112

 Restaurants - 0.4%

 3,853,938

 4.50

 BB+ / Ba2

 Burger King Corp., Tranche B Term Loan, 10/19/16

 $

 3,934,060

 4,355,886

 4.27

 NR / NR

 DineEquity, Inc., Term B-1 Loan, 10/19/17

 4,321,440

 8,535,152

 4.01

 NR / NR

 Dunkin' Brands, Inc., Term B-2 Loan, 11/23/17

 8,419,573

 2,072,691

 5.00

 BB / B1

 Wendy's/Arby's Restaurants, LLC, Term Loan, 05/24/17

 2,078,600

 $

 18,753,673

 Specialized Consumer Services - 0.0%

 2,389,788

 7.00

 NR / NR

 Wash MultiFamily Laundry Systems LLC, Term Loan, 8/28/15

 $

 2,373,358

 Total Consumer Services

 $

 28,381,726

 Media - 1.0%

 Advertising - 0.2%

 6,258,688

 5.00

 BB / Ba3

 Affinion Group, Inc., Tranche B Term Loan, 10/9/16

 $

 5,576,539

 5,941,771

 5.25

 BB- / NR

 Getty Images, Inc., Initial Term Loan, 11/7/16

 5,961,578

 $

 11,538,117

 Broadcasting - 0.1%

 625,000

 6.27

 BB / Ba1

 Entercom Radio LLC, Term B Loan, 11/23/18

 $

 626,042

 2,014,775

 4.25

 NR / NR

 TWCC Holding Corp.,Term Loan (2011), 2/11/17

 2,019,430

 2,971,433

 4.55

 B / Baa2

 Univision Communications Inc., Extended First-Lien Term Loan, 03/31/17

 2,660,362

 $

 5,305,834

 Cable & Satellite - 0.4%

 8,222,804

 3.83

 NR / NR

 Charter Communications Operating LLC, Term C Loan, 9/6/16

 $

 8,081,480

 34,934

 7.25

 NR / NR

 Charter Communications Operating LLC, Term B-2 Loan, 3/6/14

 34,923

 3,940,000

 4.50

 BB- / Ba3

 MCC Iowa LLC, Tranche F Term Loan, 10/23/17

 3,866,060

 103,473

 2.79

 CCC / B2

 WideOpenWest Finance LLC, Term Loan (First Lien), 6/30/14

 97,092

 6,072,421

 6.77

 CCC / B2

 WideOpenWest Finance LLC, Series A New Term Loan, 6/30/14

 5,837,115

 $

 17,916,670

 Movies & Entertainment - 0.1%

 5,003,358

 5.25

 NR / NR

 Cinedigm Digital Funding LLC, Term Loan, 4/29/16

 $

 4,828,240

 Publishing - 0.2%

 6,121,378

 2.55

 NR / NR

 Cengage Learning Acquisitions, Inc., Term Loan, 7/3/14

 $

 5,255,120

 5,011,753

 4.50

 NR / NR

 Interactive Data Corp., Term B Loan, 2/11/18

 4,982,510

 $

 10,237,630

 Total Media

 $

 49,826,491

 Retailing - 0.4%

 Automotive Retail - 0.1%

 6,629,900

 4.00

 NR / NR

 Autotrader.com, Inc., Tranche B-1 Term Loan, 12/15/16

 $

 6,652,140

 Computer & Electronics Retail - 0.1%

 4,432,725

 11.00

 NR / NR

 Targus Group International, Inc., Term Loan, 5/24/16

 $

 4,288,330

 Home Improvement Retail - 0.1%

 2,959,426

 5.00

 BB- / Ba2

 Hillman Group, Inc., Term Loan, 5/31/16

 $

 2,922,433

 Specialty Stores - 0.1%

 4,300,245

 4.25

 NR / NR

 Savers, Inc., New Term Loan, 3/4/17

 $

 4,255,451

         4,045,000

 4.25

 NR / NR

 Lord & Taylor, Term Loan, 12/2/18

 4,034,888

 $

 8,290,339

 Total Retailing

 $

 22,153,242

 Food & Drug Retailing - 0.2%

 Drug Retail - 0.1%

 7,289,371

 4.50

 NR / NR

 Rite Aid Corp., Tranche 5 Term Loan, 03/03/18

 $

 6,975,928

 Food Distributors - 0.0%

 957,000

 5.00

 B+ / B1

 Windsor Quality Food Co., Ltd., Tranche B Term Loan, 2/16/17

 $

 901,810

 Total Food & Drug Retailing

 $

 7,877,738

 Food, Beverage & Tobacco - 0.2%

 Agricultural Products - 0.1%

 3,746,175

 5.50

 B+ / B2

 American Rock Salt Co., LLC, Term Loan, 4/25/17

 $

 3,708,713

 Packaged Foods & Meats - 0.2%

 3,582,000

 4.50

 BB / Baa3

 Del Monte Foods Co., Initial Term Loan, 3/8/18

 $

 3,420,430

 5,322,750

 7.00

 NR / NR

 Pierre Foods, Inc., Loan  (First Lien) 9/30/16

 5,312,770

 $

 8,733,200

 Total Food, Beverage & Tobacco

 $

 12,441,913

 Household & Personal Products - 0.2%

 Personal Products - 0.2%

 5,359,500

 4.25

 BB- / Ba1

 NBTY, Inc., Term B-1 Loan, 10/1/17

 $

 5,315,280

 3,229,742

 4.75

 BB- / Ba3

 Revlon, Inc., Term B-1 Loan, 10/1/17

 3,210,880

 $

 8,526,160

 Total Household & Personal Products

 $

 8,526,160

 Health Care Equipment & Services - 2.6%

 Health Care Equipment - 0.2%

 4,835,000

 7.00

 BB- / Ba2

 Kinetic Concepts, Inc., Dollar Term B-1 Loan, 5/4/18

 $

 4,873,922

 4,113,307

 5.00

 NR / NR

 Onex Carestream Finance LP, Term Loan, 2/25/17

 3,727,685

 $

 8,601,607

 Health Care Facilities - 0.9%

 148,289

 2.55

 BB- / Ba3

 CHS/Community Health Systems, Inc., Non-Extended Delayed Draw Term Loan, 7/25/14

 $

 144,610

 5,664,595

 6.50

 B+ / B1

 Ardent Medical Services, Inc., Term Loan, 9/15/15

 5,643,430

 2,881,005

 2.76

 BB- / Ba3

 CHS/Community Health Systems, Inc., Non-Extended Term Loan, 7/25/14

 2,807,670

 5,419,050

 4.01

 BB- / Ba3

 Hanger Orthopedic Group, Inc., Term C Loan, 12/1/16

 5,242,931

 424,231

 3.55

 BB+ / Ba2

 HCA, Inc., Tranche B-3 Term Loan, 5/1/18

 402,047

 1,767,391

 3.83

 BB+ / Ba2

 HCA, Inc., Tranche B-2 Term Loan, 3/31/17

 1,681,231

 6,400,000

 4.50

 BB- / Ba3

 Health Management Associates, Inc., Term B Loan, 11/16/18

 6,377,568

 3,796,313

 5.00

 CCC+ / Caa1

 Iasis Healthcare LLC, Term B Loan, 5/3/18

 3,682,180

 8,174,513

 5.25

 NR / NR

 Kindred Healthcare, Inc., Term Loan, 6/1/18

 7,636,360

 9,306,675

 5.50

 BB- / Ba3

 Select Medical Corp., Tranche B Term Loan, 6/1/18

 8,903,384

 3,908,953

 3.75

 NR / NR

 Universal Health Services, Inc., Tranche B Term Loan,  201111/15/16

 3,907,468

 $

 46,428,879

 Health Care Services - 1.1%

 2,775,792

 6.50

 NR / NR

 AccentCare, Inc., Term Loan, 12/22/16

 $

 2,525,970

 4,119,471

 7.25

 B+ / Ba3

 Alliance Health Care Services, Inc., Initial Term Loan, 6/1/16

 3,630,284

 987,080

 2.55

 NR / NR

 Catalent Pharma Solutions, Inc., Dollar Term Loan, 4/10/14

 954,610

 2,277,000

 4.50

 BB / Ba1

 DaVita, Inc., Tranche B Term Loan, 10/20/16

 2,283,890

 12,304,806

 4.75

 BB- / Ba2

 Gentiva Health Services, Inc., Term B1 Term Loan, 8/17/16

 11,064,075

 8,769,698

 6.50

 NR / NR

 Inventiv Health, Inc., Consolidated Term Loan, 8/4/16

 8,453,990

 719,563

 6.75

 NR / NR

 Inventiv Health, Inc., Term B-3 Loan, 5/15/18

 694,260

 4,980,390

 7.25

 NR / NR

 Prime Healthcare Services, Inc., Term B Loan, 4/28/15

 5,427,500

 5,325,468

 5.75

 NR / NR

 Renal Advantage Holdings, Inc., Tranche B Term Loan, 12/17/16

 5,342,250

 1,791,000

 5.75

 CCC / B3

 Rural/Metro Operating Co., LLC, Term Loan (First Lien) 6/30/18

 1,759,590

 4,594,226

 8.75

 B+ / Ba2

 Sun Healthcare Group, Inc., Term Loan, 10/18/16

 3,813,560

 6,426,438

 7.75

 NR / NR

 Virtual Radiologic Corp., Term Loan A, 12/22/16

 6,089,050

 2,493,750

 NR / NR

 Virtual Radiologic Corp., Term Loan B, 12/22/16

 2,362,828

 $

 54,401,857

 Health Care Supplies - 0.2%

 3,027,132

 3.83

 BB- / B1

 Bausch & Lomb, Inc., Parent Term Loan, 4/24/15

 $

 2,972,420

 738,718

 3.55

 BB- / B1

 Bausch & Lomb, Inc., Delayed Draw Term Loan, 4/24/15

 724,450

 8,294,213

 7.25

 NR / NR

 Immucor, Inc., Term B Loan, 8/19/18

 8,373,900

 $

 12,070,770

 Health Care Technology - 0.3%

 3,687,750

 5.75

 NR / NR

 ConvaTec, Inc., Dollar Term Loan, 12/22/16

 $

 3,676,220

 2,520,904

 4.50

 NR / NR

 IMS Health, Inc., Tranche B Dollar Term Loan (2011) 8/26/17

 2,517,753

 6,743,323

 5.25

 NR / NR

 MedAssets, Inc., Term Loan, 11/16/16

 6,749,140

 $

 12,943,113

 Total Health Care Equipment & Services

 $

 134,446,226

 Pharmaceuticals & Biotechnology - 0.4%

 Biotechnology - 0.4%

 7,954,650

 5.50

 NR / NR

 Aptalis Pharma, Inc., Term Loan, 2/10/17

 $

 7,855,116

 7,306,700

 6.00

 NR / NR

 Grifols, Inc., U.S. Tranche B Term Loan, 6/1/17

 7,313,990

 2,742,973

 6.75

 BB- / B1

 HGI Holding, Inc., Initial Term Loan, 10/1/16

 2,720,114

 $

 17,889,220

 Pharmaceuticals - 0.0%

 3,912,946

 4.00

 NR / NR

 Endo Pharmaceuticals Holdings, Inc., Term Loan B 2011, 6/17/18

 $

 3,919,794

 Total Pharmaceuticals & Biotechnology

 $

 21,809,014

 Diversified Financials - 0.3%

 Diversified Finance Services - 0.2%

 4,272,713

 5.00

 NR / NR

 Kasima LLC, Incremental Term Loan, 3/31/17

 $

 4,283,480

 3,284,610

 0.00

 B / B2

 Long Haul Holdingsm Ltd., PT Bakrie & Brothers TBK, Tranche B Vallar Loan, 3/2/12

 2,956,149

 4,115,390

 0.00

 NR / NR

 Long Haul Holdings, Ltd., PT Bakrie & Brothers TBK, Tranche A Vallar Loan, 3/2/12

 3,703,851

 13,600,000

 0.00

 NR / NR

 Preferred Proppants, Inc., Term Loan, 12/15/16

 13,294,000

 2,295,000

 5.25

 NR / NR

 Ship Luxco 3 S.a.r.l. (RBS Worldpay) Facility B2A, 11/30/17

 2,272,050

 431,669

 5.81

 B / Ba3

 Vertrue LLC,  (fka Vertrue Inc., )Term Loan,  (First Lien)08/16/14

 116,551

 $

 26,626,081

 Investment Banking & Brokerage - 0.0%

 1,788,506

 5.25

 B+ / Ba2

 LPL Holdings, Inc., 2017 Term Loan, 6/28/17

 $

 1,797,680

 Specialized Finance - 0.0%

 1,797,423

 3.75

 BBB- / Ba2

 MSCI, Inc., Term B-1 Loan, 3/14/17

 $

 1,875,380

 Total Diversified Financials

 $

 30,299,141

 Insurance - 0.3%

 Insurance Brokers - 0.3%

 4,193,866

 3.58

 NR / NR

 Alliant Holdings, Inc., Term Loan, 8/21/14

 $

 4,092,513

 513,336

 3.08

 B / NR

 HUB International, Ltd., Delayed Draw Term Loan, 6/13/14

 494,090

 4,066,400

 6.75

 B / NR

 HUB International, Ltd., Additional Term Loan, 6/13/14

 4,056,420

 2,283,621

 3.08

 B / NR

 HUB International, Ltd., Initial Term Loan, 6/13/14

 2,198,020

 2,375,256

 2.80

 B / B2

 USI Holdings Corp., Tranche B Term Loan, 5/5/14

 2,286,220

 2,937,388

 7.00

 B / B2

 USI Holdings Corp., Series C New Term Loan, 5/5/14

 2,937,540

 $

 16,064,803

 Multi-Line Insurance - 0.0%

 1,320,371

 4.74

 B / NR

 AMWINS Group, Inc., Initial Term Loan, 6/8/13

 $

 1,287,362

 Total Insurance

 $

 17,352,165

 Real Estate - 0.0%

 Real Estate Development - 0.0%

 2,681,366

 8.25

 B / Ba3

 Ozburn-Hessey Holding Co., LLC, Term Loan (First Lien), 4/8/16

 $

 2,379,800

 Total Real Estate

 $

 2,379,800

 Software & Services - 0.3%

 Application Software - 0.2%

 1,513,563

 4.00

 NR / NR

 NDS Finance, Ltd., Tranche B Loan, 3/12/18

 $

 1,475,723

 4,079,543

 3.30

 BB+ / Baa3

 Nuance Communications, Inc., Term C Loan, 3/31/16

 4,071,870

 2,661,625

 4.50

 NR / NR

 Verint Systems Inc., Term Loan,  201110/27/17

 2,641,663

 2,640,568

 5.25

 BB- / NR

 Vertafore, Inc., Term Loan (First Lien), 7/29/16

 2,588,980

 $

 10,778,236

 Data Processing & Outsourced Services - 0.0%

 162,633

 3.04

 BB- / B1

 First Data Corp., Non Extending B-2 Term Loan, 9/24/14

 $

 147,122

 1,752,857

 0.00

 BB- / B1

 Fidelity National Information Services, Inc., Term B Loan, 7/18/16

 1,756,790

 1,528,214

 4.29

 BB- / B1

 First Data Corp., 2018 Dollar Term Loan, 3/23/18

 1,285,610

 $

 3,189,522

 Systems Software - 0.1%

 869,786

 3.75

 BB- / Ba2

 Dealer Computer Services, Inc., Tranche B Term Loan, 4/21/18

 $

 868,980

 2,944,147

 6.75

 B+ / B1

 Telcordia Technologies, Inc., Term Loan, 4/30/16

 2,929,426

 $

 3,798,406

 Total Software & Services

 $

 17,766,164

 Technology Hardware & Equipment - 0.3%

 Communications Equipment - 0.1%

 2,967,575

 5.00

 BB / Ba2

 Commscope, Inc., Term Loan, 1/14/18

 $

 2,962,660

 Electronic Components - 0.2%

 1,618,614

 2.55

 BB+ / Ba1

 Flextronics International, Ltd., A-1-A Delayed Draw Loan, 10/1/14

 $

 1,603,570

 905,361

 2.52

 BB+ / Ba1

 Flextronics International, Ltd., A-3 Delayed Draw Loan, 10/1/14

 896,940

 5,779,707

 2.52

 BB+ / Ba1

 Flextronics International, Ltd., A Closing Date Loan, 10/1/14

 5,688,210

 776,024

 2.55

 BB+ / Ba1

 Flextronics International, Ltd., A-2 Delayed Draw Loan, 10/1/14

 768,810

 408,706

 2.80

 NR / NR

 Generac Acquisition Corp.,Term Loan (First Lien) 11/10/13

 404,279

 1,767,150

 5.00

 NR / NR

 Scitor Corp., Term Loan, 2/15/17

 1,674,170

 $

 11,035,979

 Total Technology Hardware & Equipment

 $

 13,998,639

 Semiconductors - 0.1%

 Semiconductor Equipment - 0.2%

 8,507,250

 4.25

 B+ / Ba3

 Aeroflex, Inc., Tranche B Term Loan, 5/9/18

 $

 8,059,550

 4,420,769

 4.52

 B- / NR

 Freescale Semiconductor, Inc., Extended Maturity Term Loan, 12/1/16

 4,266,042

 $

 12,325,592

 Semiconductors - 0.1%

 4,643,248

 5.75

 NR / NR

 Microsemi Corp., Term Loan B, 2/2/18

 $

 4,666,520

 Total Semiconductors

 $

 16,992,112

 Telecommunication Services - 0.2%

 Integrated Telecommunication Services - 0.1%

 993,997

 2.75

 BB- / Ba3

 West Corp., Term B-2 Loan, 10/24/13

 $

 988,405

 3,109,194

 4.58

 BB- / Ba3

 West Corp., Term B-5 Loan, 7/15/16

 3,097,535

 2,604,248

 4.68

 BB- / Ba3

 West Corp., Term B-4 Loan, 7/15/16

 2,594,484

 $

 6,680,424

 Wireless Telecommunication  Services - 0.0%

 1,000,000

 5.25

 BB+ / Ba2

 Syniverse Holdings, Inc., Term Loan, 12/21/17

 $

 1,001,250

 Total Telecommunication Services

 $

 7,681,674

 Utilities - 0.5%

 Electric Utilities - 0.1%

 9,872,530

 4.78

 BBB- / Ba1

 Texas Competitive Electric Holdings Co., LLC, 2017 Term Loan (Extending), 10/10/17

 $

 6,285,529

 Independent Power Producer & Energy Traders - 0.3%

 7,463,600

 4.25

 BB+ / Ba1

 AES Corp., Initial Term Loan, 6/1/18

 $

 7,467,100

 5,553,038

 4.50

 B+ / B1

 Calpine Corp., Term Loan, 4/1/18

 5,464,960

 4,820,775

 4.00

 BB+ / Baa3

 NRG Energy, Inc., Term Loan, 7/1/18

 4,829,870

 $

 17,761,930

 Total Utilities

 $

 24,047,459

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost  $674,553,750)

 $

 660,563,613

 TEMPORARY CASH INVESTMENTS - 3.3%

 Repurchase Agreement - 3.3%

 55,275,000

 JPMorgan, Inc., 0.03%, dated 12/30/11, repurchase price of $55,275,000 plus accrued interest on 1/3/12 collateralized by $46,445,477 Federal

 National Mortgage Association (ARM), 1.356-6.409%, 10/1/18-11/1/41

 $

 55,275,000

 55,275,000

 RBC Capital Markets Corp., 0.02%, dated 12/30/11, repurchase price of

 $55,275,000 plus accrued interest on 1/3/12 collateralized by the following:

 $39,710,156 Federal Home Loan Mortgage Corp., 3.981%, 7/1/40

 $16,670,344 Federal National Mortgage Association (ARM), 3.754%, 12/1/39

 55,275,000

 55,275,000

 TD Securities, Inc., 0.01%, dated 12/30/11, repurchase price of $55,275,000 plus accrued interest on 1/3/12 collateralized by $56,380,625 U.S. Treasury

 Bond, 2.125%, 2/15/41

 55,275,000

 Total Repurchase Agreements

 $

 165,825,000

 Securities Lending Collateral  - 0.0% (c)

 Tri-party Repurchase Agreements:

            305,842

 Merrill Lynch, Inc., 0.09%, dated 12/31/11, repurchase price of

 $305,842 plus accrued interest on 1/3/12 collateralized by

 $311,962 U.S. Treasury Notes, 3.25%, 6/30/16

 $

 305,842

            305,842

 RBS Securities, Inc., 0.10%, dated 12/31/11, repurchase price of

 $305,842 plus accrued interest on 12/1/11 collateralized by $312,309

 Federal Home Loan Mortgage Corp., 0.0%, 4/19/12-5/18/12

 305,842

            305,842

 Barclays Capital Markets, 0.11%, dated 12/31/11, repurchase price of

 $305,842 plus accrued interest on 1/3/12 collateralized by $311,961

 U.S. Treasury Notes, 2.25%, 5/31/14

 305,842

            305,842

 HSBC Plc, 0.10%, dated 12/31/11, repurchase price of

 $305,842 plus accrued interest on 12/1/11 collateralized by

 $312,170 U.S. Treasury Strip, 0-6.25%, 7/15/15-11/15/30

 305,842

            288,511

 Deutschebank AG, 0.11%, dated 12/31/11, repurchase price of

 $288,511 plus accrued interest on 12/1/11 collateralized by

 $294,295 Freddie Mac Giant, 3.15%, 10/28/20

 288,511

 $

 1,511,880

 Shares

 Money Market Mutual Funds:

 46,340

 Blackrock Preferred Money Market Fund

 $

 46,340

 Total Securities Lending Collateral

 $

 1,558,220

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost  $167,383,220)

 $

 167,383,220

 TOTAL INVESTMENT IN SECURITIES - 100.1%

 (Cost  $5,021,183,209)(a)

 $

 5,076,039,417

 OTHER ASSETS AND LIABILITIES - (0.1) %

 $

 (4,735,344)

 TOTAL NET ASSETS - 100.0%

 $

 5,071,304,073

 *

 Non-income producing security.

 (G.D.R.)

 Global Depositary Receipts

 NR

 Not rated by either S&P or Moody's.

 WR

 Withdrawn rating.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At December 31, 2011, the value of these securities amounted to $282,206,518 or 5.6% of total net assets.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

 (a)

 At December 31, 2011, the net unrealized gain on investments based on cost for federal income tax purposes of $5,022,688,933 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

            241,389,180

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

           (188,038,696)

 Net unrealized gain

 $

              53,350,484

 (b)

 At December 31, 2011, the following securities were out on loan:

 Principal

 Amount ($)

 Security

 Value

            264,000

 Braskem Finance, Ltd., 7.375%, 12/31/99

 $

                   262,020

         1,225,000

 Bumi Investment Pte, Ltd., 10.75%, 10/6/17

                1,225,000

                5,000

 Delta Airlines, Inc., 7.779%, 1/2/12

                       5,000

 Total

 $

                1,492,020

 (c)

 Securities lending collateral is managed by Credit Suisse AG, New York Branch.

 (d)

 Debt obligation with a variable interest rate.  Rate shown is rate at end of period.

 (e)

 Security is in default and is non-income producing.

 Principal amounts are denominated in U.S. Dollars unless otherwise denoted:

 AUD

 Australian Dollar

 BRL

 Brazilian Real

 CAD

 Canadian Dollar

 CNY

 Chinese Yuan

 DKK

 Danish Kroner

 EURO

 Euro

 GBP

 British Pound Sterling

 IDR

 Indonesian Rupiah

 NOK

 Norwegian Krone

 SEK

 Swedish Krone

 SGD

 Singapore Dollar

 TRY

 Turkish Lira

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (see Note 1A) are categorized as Level 3.

 The following is a summary of the inputs used as of December 31, 2011, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Convertible Corporate Bonds

$
-

$
235,793,190

$
-

$
235,793,190

 Preferred Stocks

78,096,137

6,875,867

-

84,972,004

 Common Stock

1,083,172

347,057

-

1,430,229

 Asset Backed Securities

-

221,989,120

-

221,989,120

 Collateralized Mortgage Obligations

-

577,790,230

-

577,790,230

 Corporate Bonds

-

2,103,111,256

1,464,000

2,104,575,256

 U.S. Government Agency Obligations

-

402,710,652

-

402,710,652

 Foreign Government Bonds

-

307,323,307

-

307,323,307

 Municipal Bonds

-

311,508,596

-

311,508,596

 Senior Floating Rate Loan Interests

-

660,563,613

-

660,563,613

 Repurchase Agreements

-

-

-

-

 Temporary Cash Investments

-

167,336,880

-

167,336,880

 Money Market Mutual Funds

46,340

-

-

46,340

 Total

$
79,225,649

$
4,995,349,768

$
1,464,000

$
5,076,039,417

 Other Financial Instruments*

$
(4,412,616
)

$
1,053,501

$
-

$
(3,359,115
)

 * Other financial instruments include futures contracts and foreign exchange contracts.

 Following is a reconciliation of assets using significant unobservable inputs (Level 3):

 Corporate Bonds

 Balance as of 9/30/11

$
-

 Realized gain (loss)1

-

 Change in unrealized appreciation (depreciation)2

-

 Net purchases (sales)

-

 Transfers in and out of Level 3

1,464,000

 Balance as of 12/31/11

$
1,464,000

1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized gain (loss) on investments in the Statement of Operations.

*

 Transfers are calculated on the beginning of period values.

 Net change in unrealized appreciation (depreciation) of investments still held as of 12/31/11

$
-

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. (a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Strategic Income Fund By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr, President Date February 29, 2012 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr., President Date February 29, 2012 By (Signature and Title)* /s/ Mark Bradley Mark Bradley, Treasurer Date February 29, 2012 * Print the name and title of each signing officer under his or her signature.